DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to the Connecticut Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund , in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state personal income taxes. The Acquiring Fund has more assets and a better performance record than the Fund. In addition, the Acquiring Fund's Class Z shares are expected to have a lower total expense ratio than the Fund. The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has a substantially similar investment objective and investment management policies as the Fund.

           Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies. As a result of the review, management recommended that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization should enable Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           After careful review, the Fund's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund with a better performance record. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings.

           To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-645-6561.

Sincerely, J. David Officer President

December 28, 2006

TRANSFER OF THE ASSETS OF
DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
TO AND IN EXCHANGE FOR CLASS Z SHARES OF
THE CONNECTICUT SERIES OF
DREYFUS PREMIER STATE MUNICIPAL BOND FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of the Connecticut Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund , an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about March 6, 2007 (the "Closing Date"), and will no longer be a shareholder of Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund"). You will receive Class Z shares of the Acquiring Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Fund's Board believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has more assets than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund has a better performance record, and the Acquiring Fund's Class Z shares are expected to have a lower total expense ratio, than the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes.  The Acquiring Fund and the Fund have substantially similar investment objectives and investment management policies. The Acquiring Fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk. The Fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state personal income taxes. The Acquiring Fund invests at least 70% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, and may invest up to 30% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The Fund invests at least 80% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, and may invest up to 20% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of August 28, 2006, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 14.81 years and 7.89 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 4.64 years and 4.39 years, respectively. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different, notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios. Dreyfus is the investment adviser to the Fund and the Acquiring Fund and provides day-to-day management of each fund's investments. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution would be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes.  You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also will have the ability to continue to write redemption checks against your account through the Checkwriting privilege. You also may continue to purchase and sell shares of the Acquiring Fund online through www.dreyfus.com.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No.  Under its agreement with Dreyfus, the Acquiring Fund pays Dreyfus a management fee at the annual rate of 0.55% of the value of the Acquiring Fund's average daily net assets and the Fund pays Dreyfus a management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. In addition, it currently is anticipated that Class Z shares of the Acquiring Fund will have a lower total expense ratio than the Fund based on expenses of the funds as of July 31, 2006 and the estimated expenses for the Acquiring Fund's Class Z shares if the reorganization is consummated.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Dreyfus, and not the Fund or the Acquiring Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE BOARD OF TRUSTEES OF THE FUND RECOMMEND I VOTE?

The Fund's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has a substantially similar investment objective and investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a larger fund with a better performance record. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Fund's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

__________________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
___________________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund") will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Thursday, March 1, 2007, at 11:30 a.m., for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the Connecticut Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class Z shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on December 15, 2006 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Michael A. Rosenberg Secretary

New York, New York
December 28, 2006

                                                                                   WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

To and in Exchange for Class Z Shares of

THE CONNECTICUT SERIES OF
DREYFUS PREMIER STATE MUNICIPAL BOND FUND
_______________________________________

PROSPECTUS/PROXY STATEMENT
December 28, 2006
_______________________________________

Special Meeting of Shareholders
To Be Held on Thursday, March 1, 2007

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Thursday, March 1, 2007, at 11:30 a.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 15, 2006 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to the Connecticut Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"), in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund Class Z shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Class Z shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class Z shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated December 28, 2006, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have substantially similar investment objectives and investment management policies. The Fund and the Acquiring Fund each normally invest substantially all of their respective assets in municipal bonds that provide income exempt from federal and Connecticut state personal income taxes. The Acquiring Fund is a series of the Trust. A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement. The Acquiring Fund intends to issue Class Z shares only if the Reorganization is approved by Fund shareholders and consummated.

          The Acquiring Fund's Prospectus for Class Z dated December 18, 2006, Annual Report for its fiscal year ended April 30, 2006 (including its audited financial statements for the fiscal year) and Semi-Annual Report for the six-month period ended October 31, 2006 accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended March 31, 2006 and Semi-Annual Report for the six-month period ended September 30, 2006, please call 1-800-645-6561, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of October 31, 2006, there were 9,572,502 Fund shares issued and outstanding.

           Proxy materials will be mailed to shareholders of record on or about December 29, 2006.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization

Exhibit B: Description of the Trust's Board Members	5 12 13 15 15 18 18 18 A-1 B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction. The Fund's Board, including the Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund Class Z shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's Class Z shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

          The Fund's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund; however, the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards will be subject to limitations. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach.   The Acquiring Fund has a substantially similar investment objective and investment management policies as the Fund. The Fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital. The Acquiring Fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state personal income taxes.

          The Acquiring Fund invests at least 70% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the Acquiring Fund may invest up to 30% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The Fund invests at least 80% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, and may invest up to 20% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus.

          The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of August 28, 2006, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 14.81 years and 7.89 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 4.64 years and 4.39 years, respectively. Duration is a measure of how sensitive a fund's portfolio may be to changes in interest rates — generally, the longer a fund's duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios.

           Although each fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some fund holdings may be subject to the federal alternative minimum tax. In addition, each fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax.

          For each fund, the portfolio manager may buy and sell municipal bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager for each fund focuses on municipal bonds with the potential to offer attractive current income, typically looking for municipal bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of each fund's assets may be allocated to "discount" bonds, which are municipal bonds that sell at a price below their face value, or to "premium" bonds, which are municipal bonds that sell at a price above their face value. The allocation to either discount municipal bonds or to premium municipal bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager also may look to select municipal bonds that are most likely to obtain attractive prices when sold.

          The Fund and the Acquiring Fund may, but are not required to, use derivatives, such as futures and options and, with respect to the Fund, swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Each of the Fund and the Acquiring Fund also may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the relevant fund agrees to buy or sell a security in the future at a price agreed upon today.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          For more information on either the Fund's or the Acquiring Fund's management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the Fund" and "Description of the Fund and Series" in the Statement of Additional Information of the Fund and the Acquiring Fund, respectively.

           Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

•	Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the relevant fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although each fund invests primarily in investment grade bonds, the Acquiring Fund may invest up to 30% and the Fund may invest up to 20% of their respective assets in high yield bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

•	State-specific risk. Each fund is subject to the risk that Connecticut's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes each fund more sensitive to risks specific to the state and may magnify other risks.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain industries or market sectors, which may cause such fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although each fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

•	Leveraging risk. The use of leverage, such as lending portfolio securities, engaging in forward commitment transactions and investing in inverse floating rate securities, may cause taxable income and may magnify the fund's gains or losses.

•	Derivatives risk. Each fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), inverse floaters and, with respect to the Fund, swap agreements. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund or the Acquiring Fund will not correlate with the underlying instruments or such fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

•	Non-diversification risk. Each fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the Fund's and the Acquiring Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

           Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          See "Main Risks" in the relevant Prospectus and "Description of the Fund" and "Description of the Fund and Series" in the Statement of Additional Information of the Fund and the Acquiring Fund, respectively, for a more complete description of investment risks.

           Redemption Fee. Fund shares and Class Z shares of the Acquiring Fund are each subject to a 1.00% redemption fee on redemptions or exchanges of shares owned for less than 30 days.

           Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of July 31, 2006. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of July 31, 2006, as adjusted showing the effect of the Reorganization had it occurred on such date. Under its agreement with Dreyfus, the Acquiring Fund pays Dreyfus a management fee at the annual rate of 0.55% of the value of the Acquiring Fund's average daily net assets and the Fund pays Dreyfus a management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. In addition, it currently is anticipated that Class Z shares of the Acquiring Fund will have a lower total expense ratio than the Fund based on expenses of the funds as of July 31, 2006 and the estimated expenses for the Acquiring Fund's Class Z shares if the Reorganization is consummated. With respect to the Fund, Dreyfus has voluntarily agreed to waive a portion of its management fee and/or reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.80% of the Fund's average daily net assets. This voluntary undertaking may be terminated at any time. Shares of the Fund and Class Z shares of the Acquiring Fund are not subject to any sales charges. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund	Acquiring Fund Class Z	Pro Forma After Reorganization Acquiring Fund Class Z
Management fees	.60%	.55%	.55%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.05%	.05%	.05%
Other expenses	.14%	.08%*	.08%*

Total	.79%	.68%	.68%

__________________

* "Other expenses" are estimated for Class Z shares of the Acquiring Fund.

Expense example

	1 Year	3 Years	5 Years	10 Years
Fund shares	$81	$252	$439	$978
Acquiring Fund Class Z shares	$69	$218	$379	$847
Pro Forma-After Reorganization	$69	$218	$379	$847
Acquiring Fund Class Z shares

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

           Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Fund shows the changes in the performance of the Fund's shares from year to year and the bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class A shares from year to year. The table for the Fund compares the average annual total returns of the Fund to those of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged benchmark of total return performance for non-Connecticut-specific municipal bonds with maturities ranging between 6 to 8 years. The table for the Acquiring Fund compares the average annual total returns of the Acquiring Fund's Class A shares to those of the Lehman Brothers Municipal Bond Index, an unmanaged benchmark of total return performance for non-Connecticut-specific municipal bonds. Sales loads applicable to Class A shares are not reflected in the Acquiring Fund's bar chart or table; if they were, the Acquiring Fund's Class A returns shown would have been lower. Since Class Z shares of the Acquiring Fund are new, past performance information is not available for that class. There are no sales loads for Class Z shares of the Acquiring Fund. There will be no exchange of Class A shares of the Acquiring Fund in the Reorganization. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results. After the Reorganization, Class Z shares of the Acquiring Fund generally will not be available for new accounts.

           After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund — Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+4.53	+9.31	+6.33	-4.22	+11.03	+4.76	+8.72	+4.78	+3.53	+2.61

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q3 '02 Q2 '04	+4.92% -2.79%

The year-to-date total return of the Acquiring Fund's Class A shares as of 9/30/06 was +2.90%.

Acquiring Fund — Class A Shares (without
sales charges)
Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years
Class A
returns before taxes	2.61%	4.86%	5.06%
Class A
returns after taxes
on distributions	2.61%	4.86%	4.94%
Class A
returns after taxes
on distributions and
sale of fund shares	3.20%	4.83%	4.97%
Lehman Brothers Municipal
Bond Index*
reflects no deduction for
fees, expenses or taxes	3.51%	5.59%	5.71%

*Unlike the Acquiring Fund, the Index is not composed of bonds of a single state.

Fund Shares
Year-by-year total returns as of 12/31 each year (%)

+3.73	+7.57	+5.46	-1.12	+7.52	+4.96	+8.13	+3.41	+2.72	+1.70

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q3 '02 Q2 '04	+3.85% -2.16%

The year-to-date total return of the Fund's shares as of 9/30/06 was +2.85%.

Fund Shares
Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years
Fund
returns before taxes	1.70%	4.16%	4.37%
Fund
returns after taxes
on distributions	1.69%	4.16%	4.37%
Fund
returns after taxes
on distributions and
sale of fund shares	2.43%	4.16%	4.36%
Lehman Brothers 7-Year
Municipal Bond Index*
reflects no deduction for
fees, expenses or taxes	1.72%	5.13%	5.26%

_________________

*Unlike the Fund, the Index is not composed of bonds of a single state.

           Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $193 billion in approximately 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ("Mellon Financial"), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.3 trillion in assets under management, administration or custody, including $918 billion under management.

          On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and Mellon Financial's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

           Primary Portfolio Manager. James Welch has served as the primary portfolio manager of each fund since November 2001. Mr. Welch joined Dreyfus as a senior portfolio manager in the municipal securities group in October 2001.

           Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Fund and the Trust, each fund has different Board members. None of the Board members of the Fund or the Trust is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members"). For a description of the Trust's Board members, see Exhibit B.

           Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

           Capitalization. The Fund has classified its shares into one class and the Acquiring Fund has classified its shares into four classes – Class A, Class B, Class C and Class Z. There will be no exchange of Class A, Class B or Class C shares of the Acquiring Fund. Class Z shares are new and have been authorized by the Trust's Board to be issued to Fund shareholders in connection with the Reorganization. The following table sets forth as of October 31, 2006 (1) the capitalization of the Fund's shares, (2) the capitalization of the Acquiring Fund's Class Z shares and (3) the pro forma capitalization of the Acquiring Fund's Class Z shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund	Acquiring Fund Class Z	Pro Forma After Reorganization Acquiring Fund Class Z
Total net assets	$132,122,151	$0	$132,122,151
Net asset value per	$13.80	N/A	$11.95
share
Shares outstanding	9,572,502	None	11,056,247

          The Acquiring Fund had approximately $293.6 million in total net assets (attributable to Class A, Class B and Class C shares) as of October 31, 2006. The Acquiring Fund currently does not offer Class Z shares. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes will invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices.

           Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. After the Reorganization, Class Z shares of the Acquiring Fund will be offered to shareholders of the Fund who received Class Z shares in exchange for their Fund shares as a result of the Reorganization and continue to maintain Acquiring Fund accounts in Class Z. Otherwise, Class Z generally will be closed to new investors and for new accounts (except for certain wrap accounts or similar programs). See "Account Policies – Buying shares," "Services for Fund Investors" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

           Shareholder Services Plan. Fund shares and Class Z shares of the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Fund and the Acquiring Fund each reimburse Dreyfus Service Corporation, their distributor, an amount not to exceed the annual rate of 0.25% of the value of the average daily net assets of the Fund and Class Z shares of the Acquiring Fund, respectively, for providing shareholder services. See "Shareholder Services Plan" in the Fund's Statement of Additional Information and "Distribution Plan and Shareholder Services Plans" in the Acquiring Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan.

           Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. See "Account Policies—Selling shares" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

           Distributions. The dividends and distributions policies of the Fund and the Acquiring Fund are identical. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

           Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

REASONS FOR THE REORGANIZATION

           After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and management policies, management recommended that the Fund be consolidated with the Acquiring Fund. The Board members of the Fund and the Trust have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Fund's Board believes that the Reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund with a better performance record, without diluting such shareholders' interests. In addition, Class Z shares are expected to have a lower total expense ratio than the Fund. As of October 31, 2006, the Fund had net assets of approximately $132.1 million and the Acquiring Fund had net assets of approximately $293.6 million. By combining the Fund with the Acquiring Fund, which has larger aggregate net assets, Fund shareholders should benefit from more efficient portfolio management and Dreyfus would be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Board of the Trust considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization would be borne by Dreyfus, and not the Fund or the Acquiring Fund.

          For the reasons described above, the Boards of the Fund and the Trust, on behalf of the Acquiring Fund, including the Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on March 6, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class Z shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and Class Z shares of the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Account Policies — Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class Z shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund Class Z shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated. After the Closing Date, any outstanding certificates representing Fund shares will represent Class Z shares of the Acquiring Fund distributed to the Fund's shareholders of record.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Trust, on behalf of the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $29,430, which will be borne by Dreyfus. In addition to use of the mails, proxies may be solicited personally or by telephone, and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Fund's Board. The cost of any such outside solicitation firm, which would be borne by Dreyfus, is estimated to be approximately $7,500.

          If the Reorganization is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund.

           Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class Z shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class Z shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class Z shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund Class Z shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class Z shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class Z shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

          As of the Fund's fiscal year ended March 31, 2006, the Fund has an unused capital loss carryforward of $756,304. There are limitations to the amount of the carryforward that can be utilized in any one year, and any amount that cannot be utilized in any one year can be carried over to a succeeding year subject to the same limitations in such year. Different amounts of the capital loss carryforward expire in different years. Consequently, as a result of the limitations on the use of capital loss carryforwards, if the Reorganization is consummated it is expected that some or all of the Fund's capital loss carryforward may expire unused.

Required Vote and Board's Recommendation

          The Fund's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE FUND'S BOARD, INCLUDING THE INDEPENDENT BOARD MEMBERS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

           Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-10238). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of its Registration Statement on Form N-1A (File No. 33-47489).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 30% of the outstanding Fund shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of October 31, 2006, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Name and Address	Percentage of Outstanding Shares
	Before Reorganization	After Reorganization
Charles Schwab & Company Inc.
Reinvest Account	12.11%	12.11%
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services
82 Devonshire Street Boston, MA 02109-3605	5.14%	5.14%

          As of October 31, 2006, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Acquiring Fund:

Name and Address	Percentage of Outstanding Shares
	Before Reorganization	After Reorganization
Class A
Merrill Lynch, Pierce, Fenner & Smith
4800 Deer Lake Drive
Jacksonville, FL 32246-6484	7.88%	7.88%
National Financial Services
82 Devonshire Street
Boston, MA 02109-3605	6.61%	6.61%
Peoples Securities, Inc.
1000 Lafayette Boulevard
Bridgeport, CT 06604-4725	6.57%	6.57%
Citigroup Global Markets, Inc.
333 West 34th Street
New York, NY 10001-2402	6.27%	6.27%
Class B
National Financial Services
82 Devonshire Street
Boston, MA 02109-3605	26.50%	26.50%
Merrill Lynch, Pierce, Fenner & Smith
4800 Deer Lake Drive
Jacksonville, FL 32246-6484	12.11%	12.11%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052	10.86%	10.86%
Peoples Securities, Inc.
1000 Lafayette Boulevard
Bridgeport, CT 06604-4725	8.51%	8.51%
Class C
National Financial Services
82 Devonshire Street
Boston, MA 02109-3605	16.93%	16.93%
Merrill Lynch, Pierce, Fenner & Smith
4800 Deer Lake Drive
Jacksonville, FL 32246-6484	12.60%	12.60%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052	9.12%	9.12%
First Clearing, LLC
10750 Wheat First Drive
Glen Allen, VA 23060-9245	6.52%	6.52%
Primevest Financial Services
400 First Street
St. Cloud, MN 56301	5.98%	5.98%

          A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.

          As of October 31, 2006, Board members and officers of the Fund and the Trust, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for the fiscal year ended March 31, 2006 and the audited financial statements of the Acquiring Fund for the fiscal year ended April 30, 2006 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Fund's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of November 15, 2006 (the "Agreement"), between DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND (the "Fund"), a Massachusetts business trust, and DREYFUS PREMIER STATE MUNICIPAL BOND FUND (the "Trust"), a Massachusetts business trust, on behalf of the CONNECTICUT SERIES (the "Acquiring Fund").

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Class Z shares ("Acquiring Fund Shares") of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund is a registered, open-end management investment company and the Acquiring Fund is a series of the Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of beneficial interest;

           WHEREAS, the Fund's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

           WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

                      1.     THE REORGANIZATION.

                      1.1     Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

                      1.2     The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

                      1.3     Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, One Wall Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

                      1.4     The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

                      1.5     As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

                      1.6     Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

                      1.7     Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                      1.8     Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

                      2.     VALUATION.

                      2.1     The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust, as amended (the "Acquiring Fund's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                      2.2     The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                      2.3     The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

                      2.4     All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

                     3.    CLOSING AND CLOSING DATE.

                      3.1     The Closing Date shall be March 6, 2007, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

                      3.2     The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

                      3.3     If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                      3.4     The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Fund's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

                     4.       REPRESENTATIONS AND WARRANTIES.

                      4.1     The Fund represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

                                 (a)     The Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                                 (b)     The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                                 (c)     The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                                 (d)     The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund's Agreement and Declaration of Trust, as amended (the "Fund's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund is bound.

                                 (e)     The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                                 (f)     No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                                 (g)     The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended March 31, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                                 (h)     Since March 31, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

                                 (i)     At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                                 (j)     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                                 (k)     All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                                 (l)     On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                                 (m)     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                                 (n)     The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                      4.2   The Trust, on behalf of the Acquiring Fund, represents and warrants to the Fund as follows:

                                 (a)     The Acquiring Fund is a duly established series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                                 (b)     The Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                                 (c)     The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                                 (d)     The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

                                 (e)     No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                                 (f)     The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended April 30, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                                 (g)     Since April 30, 2006, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

                                 (h)     At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                                 (i)     For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                                 (j)     All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                                 (k)     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                                 (l)     The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                                 (m)     No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                                 (n)     The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

                      5.      COVENANTS OF THE ACQUIRING FUND AND THE FUND.

                      5.1     The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

                      5.2     The Fund will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

                      5.3     Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                      5.4     As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Fund's President or its Vice President and Treasurer.

                      5.5     The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Trust on behalf of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

                      5.6     The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                      5.7     The Fund covenants that it is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

                      5.8     As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

                     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                      6.1     All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                      6.2     The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund's Treasurer.

                      6.3     The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Fund's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

                      7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

                     The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                      7.1     All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                      7.2     The Acquiring Fund shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

                      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

                      8.1     This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Fund's Declaration of Trust and the 1940 Act.

                      8.2     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                      8.3     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

                      8.4     The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                      8.5     The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

                      8.6     The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                                 (a)     The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

                     In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

                     No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

                     9.       TERMINATION OF AGREEMENT; EXPENSES.

                      9.1     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund or of the Trust, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

                      9.2     If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Trust or the Fund, or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

                      9.3     Dreyfus shall bear the aggregate expenses of the transactions contemplated hereby to the extent those expenses are directly related to the Reorganization.

                      10.     WAIVER.

                     At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Fund or of the Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

                      11.     MISCELLANEOUS.

                      11.1     None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

                      11.2     This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

                      11.3     This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Trust, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

                      11.4     This Agreement may be amended only by a signed writing between the parties.

                      11.5     This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                      11.6     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                      11.7     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Fund or the Trust personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund's Declaration of Trust and the Acquiring Fund's Charter, respectively; copies of the Fund's Declaration of Trust and the Acquiring Fund's Charter are on file at the office of the Secretary of the Commonwealth of Massachusetts and at the principal offices of the Fund and the Trust, respectively. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

          IN WITNESS WHEREOF, the Fund and the Trust, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND By: Stephen E. Canter, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

DREYFUS PREMIER STATE MUNICIPAL BOND FUND on behalf of the CONNECTICUT SERIES By: Stephen E. Canter, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

Exhibit B

DESCRIPTION OF THE TRUST'S BOARD MEMBERS

           Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below.(1)

Name (Age) Position with Trust (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (63) Chairman of the Board (1995)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Century Business Services, Inc., a provider of
   outsourcing functions for small and medium size
   companies, Director
The Newark Group, a provider of a national market of
   paper recovery facilities, paperboard mills
   and paperboard converting plants, Director
Sunair Services Corporation, engaging in the design,
   manufacture and sale of high frequency systems for
   long-range voice and data communications, as well
   as providing certain outdoor-related services to
homes and businesses, Director

Clifford L. Alexander, Jr. (73) Board Member (1986)	President of Alexander & Associates, Inc., a management consulting firm (January 1981-present) Chairman of the Board of Moody's Corporation (October 2000-October 2003)	Mutual of America Life Insurance Company, Director

Peggy C. Davis (63) Board Member (1990)	Shad Professor of Law,
   New York University School of
   Law (1983-present)
Writer and teacher in the fields of
   evidence, constitutional theory,
   family law, social sciences and
   the law, legal process and
professional methodology and training	None

Ernest Kafka (74) Board Member (1986)	Physician engaged in private
   practice specializing in the
   psychoanalysis of adults and
   adolescents (1962-present)
Instructor, The New York
   Psychoanalytic Institute
   (1981-present)
Associate Clinical Professor of
   Psychiatry at Cornell Medical
School (1987-2002)	None

Nathan Leventhal (63) Board Member (1989)	A management consultant for various non-profit organizations (May 2004-present) Chairman of the Avery-Fisher Artist Program (November 1997- present)	Movado Group, Inc., Director

_____________________

(1)	None of the Board members are "interested persons" of the Trust, as defined in the 1940 Act.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

          The undersigned shareholder of Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund") hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on December 15, 2006, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 11:30 a.m., on Thursday, March 1, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE FUND'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

3.	TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.

4.	INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

5.	MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly
Using the Enclosed Envelope

______________________________
Signature(s) (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the Connecticut Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

               FOR                      AGAINST                     ABSTAIN
/_/ /_/ /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

           PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

December 28, 2006

Acquisition of the Assets of

DREYFUS CONNECTICUT INTERMEDIATE
MUNICIPAL BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

By and in Exchange for Class Z Shares of

THE CONNECTICUT SERIES OF
DREYFUS PREMIER STATE MUNICIPAL
BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December 28, 2006 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Connecticut Intermediate Municipal Bond Fund (the "Fund") in exchange for Class Z shares of the Connecticut Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated December 18, 2006.

2.	The Acquiring Fund's Annual Report for the fiscal year ended April 30, 2006.

3.	The Fund's Annual Report for the fiscal year ended March 31, 2006.

4.	The Fund's Semi-Annual Report for the six-month period ended September 30, 2006.

5.	Pro forma financials for the combined Fund and Acquiring Fund as of October 31, 2006.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and the Fund's Annual Report and Semi-Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated December 28, 2006 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated December 18, 2006 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A, filed December 15, 2006 (File No. 33-10238). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated April 30, 2006, filed June 30, 2006.

          The Fund's Statement of Additional Information dated August 1, 2006 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A, filed July 27, 2006 (File No. 33-47489). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated March 31, 2006 and Semi-Annual Report dated September 30, 2006.

Pro Forma STATEMENT OF INVESTMENTS (Unaudited)
Dreyfus Premier State Municipal Bond Fund, Connecticut Series
October 31, 2006
                                                            Principal Amount ($)                            Value ($)
                                                ------------------------------------------   ---------------------------------------
                                                    Dreyfus                                  Dreyfus
                                                    Premier                                  Premier
                                                      State         Dreyfus                    State         Dreyfus
                                                    Municipal     Connecticut                Municipal     Connecticut
                                                    Bond Fund     Intermediate   Pro Forma    Bond Fund    Intermediate   Pro Forma
                                                   Connecticut      Municipal     Combined   Connecticut     Municipal     Combined
                                                     Series         Bond Fund       (*)        Series        Bond Fund       (*)
Long-Term Municipal      Coupon       Maturity
Investments--99.1%       Rate (%)     Date
------------------------------------------------------------------------------------------------------------------------------------
Connecticut--70.2%
Connecticut               5.25          3/1/07      2,700,000 a                  2,700,000    2,742,147                   2,742,147
Connecticut               5.00         3/15/08         70,000 a                     70,000       72,064                      72,064
Connecticut               5.13         3/15/08         25,000 a                     25,000       25,786                      25,786
Connecticut               5.75         6/15/10                       30,000 a       30,000                    32,178         32,178
Connecticut               5.25        12/15/10                       50,000         50,000                    53,280         53,280
Connecticut               6.12        12/15/10                    1,250,000 b,c  1,250,000                 1,414,012      1,414,012
Connecticut               7.12         6/15/11                    1,500,000 b,c  1,500,000                 1,717,815      1,717,815
Connecticut               5.59         3/15/12      5,000,000 b,c                5,000,000    5,294,850                   5,294,850
Connecticut               5.13        11/15/13                    1,500,000      1,500,000                 1,604,535      1,604,535
Connecticut
  (Insured; FGIC)         5.00         8/15/21      2,000,000                    2,000,000    2,134,920                   2,134,920
Connecticut
  (Insured; FSA)          5.00        10/15/21      3,500,000                    3,500,000    3,732,470                   3,732,470
Connecticut
  (Insured; MBIA)         5.25         3/15/10                    5,100,000      5,100,000                 5,260,038      5,260,038
Connecticut
  (Insured; MBIA)         5.38        12/15/10                    4,100,000      4,100,000                 4,391,715      4,391,715
Connecticut
  (Insured; MBIA)         5.25        10/15/13      7,915,000 a   1,600,000 a    9,515,000    8,713,703    1,761,456     10,475,159
Connecticut
  (Insured; MBIA)         5.25        10/15/13      2,000,000 a                  2,000,000    2,201,820                  2,201,820
Connecticut,
  Airport Revenue
  (Bradley
  International
  Airport)
  (Insured; FGIC)         5.25         10/1/13         30,000                       30,000       31,956                      31,956
Connecticut,
  Airport Revenue
  (Bradley
  International
  Airport)
  (Insured; FGIC)         6.10         10/1/13      2,750,000 b,c                2,750,000    3,108,600                  3,108,600
Connecticut,
  Airport Revenue
  (Bradley
  International
  Airport)
  (Insured; FGIC)         5.25         10/1/16         20,000                       20,000       21,174                      21,174
Connecticut,
  Airport Revenue
  (Bradley
  International
  Airport)
  (Insured; FGIC)         6.10         10/1/16      2,225,000 b,c                2,225,000    2,486,304                   2,486,304
Connecticut,
  Airport Revenue
  (Bradley
  International
  Airport)
  (Insured; FGIC)         5.25         10/1/17                    2,275,000      2,275,000                 2,401,945      2,401,945
Connecticut,
  Clean Water
  Fund Revenue            5.13          9/1/09      3,050,000 a                  3,050,000    3,212,199                   3,212,199
Connecticut,
  Clean Water
  Fund Revenue            5.25         7/15/12         15,000                       15,000       15,760                      15,760
Connecticut,
  Clean Water
  Fund Revenue            6.08         7/15/12      4,850,000 b,c                4,850,000    5,341,499                   5,341,499
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)               5.25         9/1/07                     1,115,000      1,115,000                 1,130,911      1,130,911
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)               5.38         9/1/08                     2,500,000      2,500,000                 2,582,625      2,582,625
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)               7.13         6/1/10       3,400,000                    3,400,000    3,745,066                   3,745,066
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)
  (Insured; AMBAC)        5.25         7/1/19                     4,585,000      4,585,000                 5,225,937      5,225,937
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)
  (Insured; FSA)          5.50        11/1/07       4,580,000                    4,580,000    4,669,951                   4,669,951
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)
  (Insured; FSA)          5.50        11/1/07       2,000,000                    2,000,000     2,039,280                  2,039,280
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)
  (Insured; FSA)          5.50       11/1/12                      4,180,000      4,180,000                 4,616,559      4,616,559
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)
  (Insured; FSA)          5.38        7/1/13                      1,000,000      1,000,000                 1,092,350      1,092,350
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)
  (Insured; FSA)          5.38        7/1/20        2,000,000                    2,000,000     2,170,260                  2,170,260
Connecticut,
  Special Tax
  Obligation
  (Transportation
  Infrastructure
  Purposes)
  (Insured; MBIA)         5.25        9/1/07                      1,360,000      1,360,000                 1,379,516      1,379,516
Connecticut Development
  Authority,
  First Mortgage
  Gross Revenue
  (Church Homes, Inc.
  Congregational
  Avery Heights
  Project)                5.70        4/1/12                      1,990,000      1,990,000                 2,038,098      2,038,098
Connecticut Development
  Authority,
  First Mortgage
  Gross Revenue
  (The Elim Park
  Baptist Home
  Inc. Project)           5.38       12/1/11                      1,765,000      1,765,000                 1,791,546      1,791,546
Connecticut Development
  Authority,
  Revenue (Duncaster
  Project)
  (Insured; Radian)       5.50        8/1/11                      2,405,000      2,405,000                 2,573,206      2,573,206
Connecticut Development
  Authority,
  Airport Facility
  Revenue
  (Learjet Inc.
  Project)                7.95        4/1/26        2,300,000                    2,300,000     2,775,157                  2,775,157
Connecticut Development
  Authority,
  First Mortgage
  Gross Revenue
  (Church Homes Inc.,
  Congregational
  Avery Heights
  Project)                5.80        4/1/21        3,000,000                    3,000,000     3,063,210                  3,063,210
Connecticut Development
  Authority,
  First Mortgage
  Gross Revenue
  (The Elim Park
  Baptist Home,
  Inc. Project)           5.38       12/1/18        2,300,000                    2,300,000     2,360,973                  2,360,973
Connecticut Development
  Authority,
  First Mortgage
  Gross Revenue
  (The Elim Park
  Baptist Home,
  Inc. Project)           5.75        12/1/23       1,000,000                    1,000,000     1,071,910                  1,071,910
Connecticut Development
  Authority,
  PCR (Connecticut
  Light and
  Power Co. Project)      5.85         9/1/28       3,200,000                    3,200,000     3,353,120                  3,353,120
Connecticut Development
  Authority,
  PCR (Connecticut
  Light and
  Power Co. Project)      5.95         9/1/28       1,945,000                    1,945,000     2,033,186                  2,033,186
Connecticut Development
  Authority,
  Water Facilities
  Revenue
  (Bridgeport
  Hydraulic Co.
  Project) (Insured;
  AMBAC)                   6.15        4/1/35       2,750,000                    2,750,000     2,832,583                  2,832,583
Connecticut Health
  and Educational
  Facilities Authority,
  Revenue
  (Canterbury School
  Issue)
  (Insured; Radian)       5.00         7/1/31       1,000,000                    1,000,000     1,050,390                  1,050,390
Connecticut Health
  and Educational
  Facilities Authority,
  Revenue
  (Children's Medical
  Center)
  (Insured; MBIA)         5.00         7/1/21                     1,045,000      1,045,000                 1,117,272      1,117,272
Connecticut Health
  and Educational
  Facilities Authority,
  Revenue
  (Danbury Hospital
  Issue)
  (Insured; AMBAC)        5.75         7/1/29       3,000,000                    3,000,000     3,181,830                  3,181,830
Connecticut Health
  and Educational
  Facilities Authority,
  Revenue
  (Eastern Connecticut
  Health
  Network Issue)
  (Insured; Radian)       5.13         7/1/30       1,500,000                    1,500,000     1,591,440                  1,591,440
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Griffin Hospital
  Issue)
  (Insured; Radian)       5.00         7/1/23                     1,280,000      1,280,000                 1,353,203      1,353,203
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Hospital for
  Special Care)           5.13         7/1/07                       400,000        400,000                   400,932        400,932
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Hospital for
  Special Care
  Issue) (Insured; ACA)   5.38         7/1/17       3,680,000                    3,680,000     3,779,139                  3,779,139
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Loomis Chaffee
  School Project)         5.25         7/1/11       3,000,000 a                  3,000,000     3,248,940                  3,248,940
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Loomis Chaffee
  School Project)         5.50         7/1/11       2,150,000 a                  2,150,000     2,351,348                  2,351,348
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Loomis Chaffee
  School Project)         5.25         7/1/21         900,000                      900,000       957,069                    957,069
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Loomis Chaffee
  School Issue)
  (Insured; AMBAC)        5.25         7/1/28                     1,760,000      1,760,000                 2,055,627      2,055,627
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (New Britain
  General Hospital
  Issue) (Insured;
  AMBAC)                  6.13         7/1/14       1,000,000                    1,000,000     1,001,880                  1,001,880
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Nursing Home
  Program-3030
  Park Fairfield
  Health Center)          6.25        11/1/21                     2,500,000      2,500,000                 2,550,000      2,550,000
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Sacred Heart
  University Issue)       6.13         7/1/07       1,000,000 a                  1,000,000     1,035,580                  1,035,580
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Stamford Hospital)
  (Insured; MBIA)         5.20         7/1/07                     2,210,000      2,210,000                 2,234,067      2,234,067
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Trinity College
  Issue)
  (Insured; MBIA)         5.00         7/1/22                     1,000,000      1,000,000                 1,072,580      1,072,580
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (University of
  Hartford Issue)
  (Insured; Radian)       5.00         7/1/17                     1,220,000      1,220,000                 1,316,441      1,316,441
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (University of
  Hartford Issue)
  (Insured; Radian)       5.50         7/1/22                     2,000,000      2,000,000                 2,183,100      2,183,100
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (University of
  Hartford Issue)
  (Insured; Radian)       5.63         7/1/26       4,200,000                    4,200,000     4,579,638                  4,579,638
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (University of
  Hartford Issue)
  (Insured; Radian)       5.25         7/1/36       5,510,000                    5,510,000     5,949,533                  5,949,533
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (William W. Backus
  Hospital
  Issue) (Insured;
  AMBAC)                  5.75         7/1/07       2,500,000 a                  2,500,000     2,585,375                  2,585,375
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Windham Community
  Memorial
  Hospital)
  (Insured; ACA)          5.75         7/1/11                       530,000        530,000                   542,132        542,132
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Windham Community
  Memorial
  Hospital)
  (Insured; ACA)          6.00         7/1/20       1,000,000                    1,000,000     1,022,800                  1,022,800
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Yale University
  Issue)                  5.13         7/1/27       5,400,000                    5,400,000     5,579,550                  5,579,550
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Yale-New Haven
  Hospital
  Issue)
  (Insured; AMBAC)        5.00         7/1/25                     1,500,000      1,500,000                 1,613,595      1,613,595
Connecticut Health
  and Educational
  Facilities
  Authority, Revenue
  (Yale-New
  Haven Hospital
  Issue)
  (Insured; AMBAC)        5.00         7/1/31       5,000,000                    5,000,000     5,357,950                  5,357,950
Connecticut Higher
  Education
  Supplemental Loan
  Authority,
  Revenue (Family
  Education Loan
  Program)                5.50       11/15/06                       640,000 a      640,000                   653,126        653,126
Connecticut Higher
  Education
  Supplemental
  Loan Authority,
  Revenue (Family
  Education Loan
  Program)                5.60       11/15/06                       685,000 a      685,000                   699,077        699,077
Connecticut Higher
  Education
  Supplemental
  Loan Authority,
  Revenue (Family
  Education Loan
  Program)
  (Insured; AMBAC)        5.63       11/15/11                       415,000        415,000                   416,303        416,303
Connecticut Higher
  Education
  Supplemental
  Loan Authority,
  Senior Revenue
  (Connecticut
  Family Education
  Loan Program)
  (Insured; MBIA)         4.50       11/15/20                     1,955,000      1,955,000                 1,979,281      1,979,281
Connecticut Higher
  Education
  Supplemental
  Loan Authority,
  Senior Revenue
  (Connecticut
  Family Education
  Loan Program)
  (Insured; MBIA)         4.80       11/15/22       4,000,000                    4,000,000     4,112,280                  4,112,280
Connecticut Housing
  Finance
  Authority
  (Housing Mortgage
  Finance Program)        4.45        5/15/14                     1,000,000      1,000,000                 1,010,380      1,010,380
Connecticut Housing
  Finance
  Authority
  (Housing Mortgage
  Finance Program)        5.00       11/15/21                     3,290,000      3,290,000                 3,409,756      3,409,756
Connecticut Housing
  Finance
  Authority
  (Housing Mortgage
  Finance Program)        5.05       11/15/21       4,925,000                    4,925,000     5,054,971                  5,054,971
Connecticut Housing
  Finance
  Authority
  (Housing Mortgage
  Finance Program)        4.65       11/15/27                     1,380,000      1,380,000                 1,411,257      1,411,257
Connecticut Housing
  Finance
  Authority
  (Housing Mortgage
  Finance Program)        6.00       11/15/27       4,000,000                    4,000,000     4,082,960                  4,082,960
Connecticut Housing
  Finance
  Authority
  (Housing Mortgage
  Finance Program)        4.50        5/15/28       7,300,000                    7,300,000     7,351,100                  7,351,100
Connecticut Housing
  Finance
  Authority
  (Housing Mortgage
  Finance Program)        5.45       11/15/29       5,805,000                    5,805,000     5,958,658                  5,958,658
Connecticut Housing
  Finance
  Authority
  (Housing Mortgage
  Finance Program)        5.00       11/15/35       2,500,000                    2,500,000     2,547,175                  2,547,175
Connecticut Housing
  Finance
  Authority
 (Housing Mortgage
  Finance Program)        5.15       11/15/36       5,000,000                    5,000,000     5,195,800                  5,195,800
Connecticut Resource
  Recovery
  Authority,
  Mid-Connecticut
  System Subordinated
  Revenue                 5.50       11/15/10                     1,000,000 a    1,000,000                 1,067,520      1,067,520
Connecticut Resource
  Recovery
  Authority, RRR
  (American Ref
  Fuel Co.)               5.50       11/15/15       1,000,000                    1,000,000     1,035,320                  1,035,320
Connecticut Resources
  Recovery
  Authority, RRR
  (American
  Ref-Fuel Co. of
  Southeastern
  Connecticut Project)    5.50       11/15/15                     3,250,000      3,250,000                 3,355,560      3,355,560
Eastern Connecticut
  Resource
  Recovery Authority
  (Wheelabrator
  Lisbon Project)         5.50         1/1/14       8,050,000                    8,050,000     8,088,640                  8,088,640
Eastern Connecticut
  Resource
  Recovery Authority
  (Wheelabrator
  Lisbon Project)         5.50         1/1/20       7,000,000                    7,000,000     7,004,410                  7,004,410
Fairfield                 5.50         4/1/11                     2,030,000      2,030,000                 2,197,780      2,197,780
Greater New Haven
  Water Pollution
  Control Authority,
  Regional
  Wastewater
  System Revenue
  (Insured; MBIA)         5.00       11/15/25                     1,335,000      1,335,000                 1,429,652      1,429,652
Greenwich Housing
  Authority,
  MFHR (Greenwich
  Close
  Apartments)             6.25         9/1/17       2,840,000     2,000,000      4,840,000     2,963,171   2,086,740      5,049,911
Greenwich Housing
  Authority,
  MFHR (Greenwich
  Close
  Apartments)             6.35         9/1/27       2,000,000                    2,000,000     2,087,240                  2,087,240
Hamden
  (Insured; MBIA)         5.25        8/15/11                       265,000 a      265,000                   289,698        289,698
Hamden
  (Insured; MBIA)         5.25        8/15/14                       730,000        730,000                   795,021        795,021
Hamden
  (Insured; MBIA)         5.25        8/15/14                         5,000          5,000                     5,556          5,556
Hartford,
  Parking System
  Revenue                 6.40         7/1/10                     1,000,000 a    1,000,000                 1,093,840      1,093,840
Hartford, Parking
  System
  Revenue                 6.50         7/1/10       1,500,000 a                  1,500,000     1,645,650                  1,645,650
Meriden,
  GO (Insured; MBIA)      5.00         8/1/16                     2,090,000      2,090,000                 2,309,325      2,309,325
Middletown                5.00        4/15/08                     1,760,000      1,760,000                 1,799,002      1,799,002
New Haven,
  Air Rights
  Parking Facility
  Revenue
  (Insured; AMBAC)        5.38        12/1/11                     1,165,000      1,165,000                 1,261,194      1,261,194
South Central
  Connecticut Regional
  Water Authority,
  Water System
  Revenue
  (Insured; MBIA)         5.00         8/1/30       3,000,000                    3,000,000     3,197,790                  3,197,790
Sprague,
  EIR (International
  Paper Co.
  Project)                5.70        10/1/21       1,350,000                    1,350,000     1,391,053                  1,391,053
Stamford                  6.60        1/15/10       2,750,000                    2,750,000     3,011,002                  3,011,002
Stamford,
  Water Pollution
  Control System
  and Facility
  Revenue (Insured;
  AMBAC)                  4.75        9/15/36       8,585,000                    8,585,000     8,952,438                  8,952,438
University of
  Connecticut
  (Insured; FGIC)         5.75         3/1/10       1,770,000 a   1,850,000 a    3,620,000     1,909,653   1,995,965      3,905,618
University of
  Connecticut
  (Insured; FGIC)         5.75         3/1/10       2,500,000 a                  2,500,000     2,697,250                  2,697,250
University of
  Connecticut
  (Insured; FGIC)         5.00        2/15/25       1,000,000                    1,000,000     1,075,690                  1,075,690
University of
  Connecticut
  (Insured; FSA)          5.00        2/15/24                     1,225,000      1,225,000                 1,311,963      1,311,963
University of
  Connecticut
  (Insured; MBIA)         5.13        2/15/20       1,000,000                    1,000,000     1,076,050                  1,076,050
University of
  Connecticut,
  GO (Insured; FGIC)      5.00        2/15/24                     2,100,000      2,100,000                 2,264,010      2,264,010
University of
  Connecticut,
  Special Obligation
  Student Fee
  Revenue
  (Insured; FGIC)         5.75       11/15/10       2,500,000 a                  2,500,000     2,730,350                  2,730,350
University of
  Connecticut,
  Special Obligation
  Student Fee
  Revenue
  (Insured; FGIC)         6.00       11/15/10       2,425,000 a                  2,425,000     2,670,119                  2,670,119
University of
  Connecticut,
  Special Obligation
  Student Fee
  Revenue
  (Insured; FGIC)         6.00       11/15/10       2,000,000 a                  2,000,000     2,202,160                  2,202,160
University of
  Connecticut,
  Special Obligation
  Student Fee
  Revenue
  (Insured; FGIC)         5.25       11/15/21       1,755,000                    1,755,000     1,912,055                  1,912,055
Waterbury,
  GO Tax Revenue
  (Special
  Capital Reserve
  Fund)
  (Insured; FSA)          5.00         4/1/13                     1,000,000      1,000,000                 1,077,760      1,077,760
Weston                    5.25        7/15/15                     1,000,000 a    1,000,000                 1,116,770      1,116,770
Westport                  5.00        8/15/16                     1,500,000      1,500,000                 1,643,520      1,643,520
Westport                  5.00        8/15/17                     2,000,000      2,000,000                 2,186,280      2,186,280
U.S. Related--28.9%
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed
  Bonds                   5.75         7/1/10                     1,500,000 a    1,500,000                 1,615,380      1,615,380
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed Bonds      5.75         7/1/10                     1,300,000 a    1,300,000                 1,399,996      1,399,996
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed Bonds      5.75         7/1/10                      4,000,000 a   4,000,000                 4,307,680      4,307,680
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed Bonds      6.00         7/1/10       5,000,000 a                  5,000,000     5,425,450                  5,425,450
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed Bonds      5.38        5/15/33       3,440,000                    3,440,000     3,614,442                  3,614,442
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed Bonds      5.50        5/15/39       6,000,000                    6,000,000     6,292,620                  6,292,620
Children's Trust
  Fund of Puerto
  Rico, Tobacco
  Settlement
  Asset-Backed Bonds      0.00        5/15/50      12,000,000                   12,000,000       822,840                    822,840
Guam Economic
  Development
  Authority,
  Tobacco Settlement
  Asset-Backed Bonds    0/5.20        5/15/12                       795,000 d      795,000                   779,863        779,863
Guam Economic
  Development
  Authority,
  Tobacco Settlement
  Asset-Backed Bonds    0/5.45        5/15/16                     1,445,000 d    1,445,000                 1,412,444      1,412,444
Guam Economic
  Development
  Authority,
  Tobacco Settlement
  Asset-Backed Bonds      5.00        5/15/22                       170,000        170,000                   172,392        172,392
Guam Waterworks Authority,
      Water and Wastewater
      System Revenue      5.50        7/1/16                      1,000,000       1,000,000                1,069,930      1,069,930
Puerto Rico Commonwealth
      (Insured; MBIA)      6.66       7/1/12    2,000,000 b,c                     2,000,000    2,402,380                  2,402,380
Puerto Rico Commonwealth
      (Insured; MBIA)      6.66       7/1/13    3,950,000 b,c                     3,950,000    4,854,511                  4,854,511
Puerto Rico Commonwealth
      (Insured; MBIA)      5.65       7/1/15    6,690,000                         6,690,000    7,646,670                  7,646,670
Puerto Rico Commonwealth,
      Public Improvement   5.25       7/1/25                      1,500,000       1,500,000                1,625,850      1,625,850
Puerto Rico Commonwealth,
      Public Improvement   5.25       7/1/26                      3,000,000       3,000,000                3,244,260      3,244,260
Puerto Rico Commonwealth,
      Public Improvement
      (Insured; FGIC)      5.50       7/1/16                      3,270,000       3,270,000                3,748,826      3,748,826
Puerto Rico Commonwealth,
      Public Improvement
      (Insured; FSA)       5.25       7/1/12                      2,600,000       2,600,000                2,828,436      2,828,436
Puerto Rico Commonwealth,
      Public Improvement
      Insured; MBIA)       5.50       7/1/12       50,000                            50,000       55,030                     55,030
Puerto Rico Commonwealth,
      Public Improvement
      (Insured; MBIA)      5.50       7/1/13      100,000                           100,000      111,449                    111,449
Puerto Rico Commonwealth,
      Public Improvement
      (Insured; MBIA)      5.25       7/1/14    3,925,000         1,000,000       4,925,000    4,356,711   1,109,990      5,466,701
Puerto Rico Commonwealth,
      Public Improvement
      (Insured; MBIA)      6.00       7/1/15    2,000,000                         2,000,000    2,347,200                  2,347,200
Puerto Rico Electric
      Power Authority,
      Power Revenue        5.00       7/1/11                      1,500,000       1,500,000                1,580,505      1,580,505
Puerto Rico Electric
      Power Authority,
      Power Revenue        5.13       7/1/29    3,000,000                         3,000,000    3,170,460                  3,170,460
Puerto Rico Electric
      Power Authority,
      Power Revenue
      (Insured; FSA)       5.13       7/1/26    4,410,000                         4,410,000    4,704,941                  4,704,941
Puerto Rico Electric
      Power Authority,
      Power Revenue
      (Insured; FSA)       5.25       7/1/29    8,000,000                         8,000,000    8,482,560                  8,482,560
Puerto Rico Electric
      Power Authority,
      Power Revenue
      (Insured; MBIA)      6.13       7/1/09                      4,000,000       4,000,000                4,266,480      4,266,480
Puerto Rico Government
      Development
      Bank, Senior Notes   5.00     12/1/2014                     2,000,000       2,000,000                2,149,340      2,149,340
Puerto Rico Highway and
      Transportation
      Authority,
      Highway Revenue      5.50       7/1/36   10,000,000                        10,000,000   11,094,800                 11,094,800
Puerto Rico Highway and
      Transportation
      Authority,
      Highway Revenue
     (Insured; MBIA)       5.50       7/1/13       10,000                            10,000       10,957                     10,957
Puerto Rico Highway and
      Transportation
      Authority,
      Highway Revenue
     (Insured; MBIA)       6.64       7/1/13    2,290,000 b,c                     2,290,000    2,728,443                  2,728,443
Puerto Rico Industrial Tourist
      Educational Medical and
      Environmental Control
      Facilities Financing
      Authority, Revenue
     (Teachers
      Retirement System)   5.50       7/1/21     800,000                            800,000      817,152                    817,152
Puerto Rico Infrastructure
      Financing Authority,
      Special
      Tax Revenue          5.50       7/1/28    5,000,000 e                       5,000,000    6,026,700                  6,026,700
Puerto Rico Infrastructure
      Financing Authority,
      Special Tax Revenue
     (Insured; AMBAC)      0.00       7/1/35    7,900,000                         7,900,000    2,230,249                  2,230,249
University of Puerto Rico,
      University Revenue
     (Insured; MBIA)       5.50        6/1/15   5,000,000                         5,000,000    5,044,950                  5,044,950
Virgin Islands Public
      Finance Authority,
      Revenue, Virgin
      Islands Gross
      Receipts Taxes
      Loan Note            5.63       10/1/10                       665,000         665,000                  685,834        685,834
Virgin Islands Public
      Finance Authority,
      Revenue, Virgin
      Islands Gross
      Receipts Taxes
      Loan Note            6.38       10/1/19   2,000,000         3,000,000        5,000,000   2,202,580   3,303,870      5,506,450
Virgin Islands Public
      Finance Authority,
      Revenue, Virgin
      Islands Matching
      Loan Notes           5.50       10/1/08                    1,500,000        1,500,000                1,545,390      1,545,390
Virgin Islands Water and
      Power Authority,
      Electric System
      Revenue              5.30        7/1/21   1,750,000                         1,750,000    1,777,510                  1,777,510
                                                                                            ----------------------------------------
Total Long-Term Municipal Investments
      (cost $273,455,755 and
      $128,774,772 respectively)                                                          288,696,000 133,219,473     421,915,473
Short-Term Municipal
Investments--.9%
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut;

Connecticut Health and
      Educational Facilities
      Authority, Revenue
      (Quinnipiac University
      Issue) (Insured;
      Radian and Liquidity
      Facility; JPMorgan
      Chase Bank)          3.58       11/1/06   2,000,000 f                                    2,000,000                  2,000,000

Connecticut Health and
      Educational Facilities
      Authority,
      Revenue (Quinnipiac
      University Issue)
      (LOC; JPMorgan
      Chase Bank)          3.56       11/1/06   1,900,000 f                                    1,900,000                  1,900,000
                                                                                            ----------------------------------------
                                                                                               3,900,000        0.00      3,900,000

                                                                                             292,596,000 133,219,473    425,815,473

Total Short-Term Municipal Investments
      (cost $3,900,000 and $0.00 respectively)

Total Investments-100.0% (cost $277,355,755 and $128,774,772 respectively)
*	Management does not anticipate having to sell any securities as a result of the Exchange.
a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $29,348,414 or 6.9% of total investments.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Purchased on a delayed delivery basis.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Summary of Abbreviations

ACA AGIC ARRN BIGI CGIC CIFG COP EDR FGIC FHLB FNMA GAN GNMA HR IDC LOC LR MFHR PCR RAC RAW SAAN SFHR SONYMA TAN TRAN	American Capital Access
Asset Guaranty Insurance Company
Adjustable Rate Receipt Notes
Bond Investors Guaranty Insurance
Capital Guaranty Insurance Company
CDC Ixis Financial Guaranty
Certificate of Participation
Economic Development Revenue
Financial Guaranty Insurance Company
Federal Home Loan Bank
Federal National Mortgage Association
Grant Anticipation Notes
Government National Mortgage Association
Hospital Revenue
Industrial Development Corporation
Letter of Credit
Lease Revenue
Multi-Family Housing Revenue
Pollution Control Revenue
Revenue Anticipation Certificates
Revenue Anticipation Warrants
State Aid Anticipation Notes
Single Family Housing Revenue
State of New York Mortgage Agency
Tax Anticipation Notes
Tax and Revenue Anticipation Notes	AGC AMBAC BAN BPA CIC CMAC CP EIR FHA FHLMC FSA GIC GO IDB IDR LOR MBIA MFMR PILOT RAN RRR SBPA SFMR SWDR TAW XLCA	ACE Guaranty Corporation
American Municipal Bond Assurance Corporation
Bond Anticipation Notes
Bond Purchase Agreement
Continental Insurance Company
Capital Market Assurance Corporation
Commercial Paper
Environmental Improvement Revenue
Federal Housing Administration
Federal Home Loan Mortgage Corporation
Financial Security Assurance
Guaranteed Investment Contract
General Obligation
Industrial Development Board
Industrial Development Revenue
Limited Obligation Revenue
Municipal Bond Investors Assurance Insurance Corporation
Multi-Family Mortgage Revenue
Payment in Lieu of Taxes
Revenue Anticipation Notes
Resources Recovery Revenue
Standby Bond Purchase Agreement
Single Family Mortgage Revenue
Solid Waste Disposal Revenue
Tax Anticipation Warrants
XL Capital Assurance

                                                                          Dreyfus Premier          Dreyfus
                                                                          State Municipal        Connecticut
                                                                            Bond Fund           Intermediate
                                                                           Connecticut            Municipal
                                                                             Series              Bond Fund
                                                                          --------------------------------------

Summary of Combined Ratings (Unaudited)                                                    Value (%)+
Fitch                Moody's                   Standard & Poor's
-----------------------------------------------------------------------------------------------------------------

AAA                   Aaa                            AAA                     63.1                     61.2
AA                    Aa                             AA                       6.3                     16.3
A                     A                              A                        7.1                      1.6
BBB                   Baa                            BBB                     17.6                     18.2
BB                    Ba                             BB                       1.0                      1.1
F1                    MIG1/P1                        SP1/A1                   1.3
Not Rated g           Not Rated g                    Not Rated g              3.6                      1.6
                                                                            --------------------------------------

                                                                            100.0                    100.0
+  Based on total investments.

g  Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

Pro Forma Statement of Assets and Liabilities

October 31, 2006 (Unaudited)

                                                                                                                 Dreyfus Premier
                                                                                                                 State Municipal
                                                                                                                    Bond Fund,
                                           Dreyfus Premier              Dreyfus                                  Connecticut Series
                                           State Municipal             Connecticut                                    Pro Forma
                                             Bond Fund,               Intermediate                                  Combined
                                         Connecticut Series          Municipal Bond Fund          Adjustments        (Note 1)
                                        ---------------------------   ----------------------  -----------------  ------------------
ASSETS:  Investments in securities,
    at value - See Statement
      of Investments *                        $ 292,596,000          $ 133,219,473                               $  425,815,473
   Cash                                           2,417,421                   -                   (1,085,702)         1,331,719
   Interest receivable                            4,308,420              1,911,250                                    6,219,670
   Receivable for investment
   securities sold                                  602,775                   -                                         602,775
   Receivable for shares of
   Beneficial Interest subscribed                    32,280                   -                                          32,280
   Prepaid expenses                                  13,266                  5,815                                       19,081
                                        ---------------------------   ----------------------  -----------------  ------------------

       Total Assets                             299,970,162            135,136,538                (1,085,702)       434,020,998
                                        ---------------------------   ----------------------  -----------------  ------------------

LIABILITIES:
   Due to The Dreyfus
   Corporation and affiliates                       216,438                 67,074                                      283,512
   Cash overdraft due to Custodian                     -                 1,085,702                (1,085,702)               -
   Payable for investment securities
    purchased                                     5,932,281              1,820,033                                    7,752,314
   Payable for shares of Beneficial
   Interest redeemed                                165,655                   -                                         165,655
   Accrued expenses                                  57,791                 41,578                                       99,369
                                        ---------------------------   ----------------------  -----------------  ------------------

       Total Liabilities                          6,372,165              3,014,387                (1,085,702)        8,300,850
                                        ---------------------------   ----------------------  -----------------  ------------------

NET ASSETS                                    $ 293,597,997          $ 132,122,151                        -      $ 425,720,148
                                        ===========================  =======================  =================  ==================
COMPOSITION OF
 NET ASSETS:
  Paid-in capital                             $ 279,000,644          $ 128,612,914                               $ 407,613,558
  Accumulated net realized
  gain (loss) on investments                       (642,892)              (935,464)                                 (1,578,356)
  Accumulated net unrealized
  appreciation (depreciation)
  on investments                                 15,240,245              4,444,701                                  19,684,946
                                        ---------------------------   ----------------------  -----------------  ------------------

NET ASSETS                                    $ 293,597,997          $ 132,122,151                               $ 425,720,148
                                        ===========================  =======================  =================  ==================

Class A Shares (unlimited number
  of $.001 par value shares authorized)
  Net Assets                                  $ 260,543,982          $        -                                    260,543,982
  Shares outstanding                             21,796,626                   -                                     21,796,626
  Net asset value, and redemption
  price per share                             $       11.95          $        -                                   $      11.95
                                        ===========================  =======================  =================  ==================

 Maximum offering price per share
 (net asset value
  plus maximum sales charge)                  $       12.52          $        -                                   $      12.52
                                        ===========================  =======================                     ==================

Class B Shares (unlimlited number of
  $.001 par value shares authorized)
  Net Assets                                  $ 21,277,067           $        -                                     21,277,067
  Shares outstanding                             1,781,470                    -                                      1,781,470
  Net asset value, offering price
   and redemption                                                    $        -
  price per share                             $     11.94                                                         $      11.94
                                        ===========================  =======================                     ==================

Class C Shares (unlimited number of
  $.001 par value shares authorized)
  Net Assets                                 $ 11,776,948            $        -                                     11,776,948
  Shares outstanding                              986,874                     -                                        986,874
  Net asset value, offering price
  and redemption
  price per share                            $      11.93            $        -                                   $      11.93
                                        ===========================   ======================                     ==================

Class Z Shares (unlimited number of
  $.001 par value shares authorized)
  Net Assets                                 $         -             $ 132,122,151                                 132,122,151
  Shares outstanding                                   -                 9,572,502                 1,483,745        11,056,247
  Net asset value, offering price
  and redemption
  price per share                                      -             $       13.80                                $      11.95
                                        ===========================  =======================                     ==================

* Investments in securities, at cost         $277,355,755            $ 128,774,772                                $406,130,527
                                                                                                                 ==================

See notes to pro forma financial statements.

Pro Forma Statement of Operations

For the Twelve Months Ended October 31, 2006 (Unaudited)

                                                                                                                 Dreyfus Premier
                                                                                                                 State Municipal
                                                                                                                   Bond Fund,
                                        Dreyfus Premier             Dreyfus                                    Connecticut Series
                                        State Municipal           Connecticut                                     Pro Forma
                                          Bond Fund,              Intermediate                                     Combined
                                      Connecticut Series       Municipal Bond Fund            Adjustments          (Note 1)
                                ---------------------------   ----------------------  ----------------------  --------------------

INVESTMENT INCOME:

Interest Income                         $     15,319,722        $ 6,203,911                                   $    21,523,633

Expenses:
      Management fee                    $      1,630,755        $   803,220                $  (66,935) (a)         2,367,040
      Shareholder servicing costs                874,588            115,015                        -                  989,603
      Distribution fees                          209,689                  -                        -                  209,689
      Professional fees                           36,293             55,272                   (47,500) (a)             44,065
      Prospectus and shareholders'                20,927             10,532                    (4,000) (a)             27,459
        reports
      Custodian fees                              33,138             15,565                    (6,100) (a)             42,603
      Trustees' fees and expenses                  7,700             17,444                   (14,000) (a)             11,144
      Registration fees                           20,688             11,207                    (8,200) (a)             23,695
      Loan commitment fees                         1,881                840                                             2,721
      Miscellaneous                               31,226             18,495                    (8,500) (a)             41,221
                                        ------------------   ------------------          -------------         ----------------

         Total Expenses                        2,866,885          1,047,590                  (155,235)              3,759,240
                                        ------------------   ------------------          -------------         ----------------

      Less- reduction in management
        fee due to
      undertaking                                    -              (13,239)                  13,239   (b)                  -

      Less-reduction in custody fees
        due to earnings credits                   (3,502)            (6,640)                                          (10,142)

        Net Expenses                          2,863,383           1,027,711                 (141,996)               3,749,098
                                        ------------------   ------------------          -------------         ----------------

NET INVESTMENT INCOME                        12,456,339           5,176,200                  141,996               17,774,535
                                        ------------------   ------------------          -------------         ----------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

      Net realized gain (loss)
        on investments                  $    3,117,142             (204,871)                                   $    2,912,271
      Net unrealized appreciation
        (depreciation) on investments       (2,291,642)             640,730                                        (1,650,912)
                                        ------------------   ------------------          -------------         ----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        825,500               435,859                                         1,261,359
                                        ------------------   ------------------          -------------         ----------------

NET INCREASE  (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS       $       13,281,839       $  5,612,059             $    141,996         $   19,035,894
                                        ===================== ==================          ============         =================

(a)  Reflects the anticipated savings as a result of the Merger.
(b)  Reflects reduction of expense undertaken.

See notes to pro forma financial statements.

Dreyfus Premier State Municipal Bond Fund, Connecticut Series

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

          At special meetings of the Board held on November 8, 2006 and November 15, 2006, the Board of Trustees/Directors of Dreyfus Connecticut Intermediate Municipal Bond Fund and Dreyfus Premier State Municipal Bond Fund, each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the shareholders of Dreyfus Connecticut Intermediate Municipal Bond Fund (the “Fund”), the Fund will transfer all of its assets, subject to its liabilities, to Dreyfus Premier State Municipal Bond Fund, Connecticut Series (the “Acquiring Fund”), a series of Dreyfus Premier State Municipal Bond Fund. Fund shares will be exchanged for a number of shares of the Acquiring Fund equal in value to the assets less liabilities of the Fund (the “Exchange”). Shares of the Acquiring Fund then will be distributed to the Fund shareholders on a pro rata basis in liquidation of the Fund. Prior to the Exchange the Acquiring Fund will create Class Z shares. Fund shareholders will receive Acquiring Fund Class Z shares in the Exchange.

          The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Fund at October 31, 2006. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended October 31, 2006. These statements have been derived from the Fund’s and the Acquiring Fund’s respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year ends are April 30 for the Acquiring Fund and March 31 for the Fund.

          The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Fund and the Acquiring Fund included or incorporated by reference in the respective Statements of Additional Information. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2006. The proforma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the proposed merger, the Acquiring Fund will be the accounting survivor.

          All costs with respect to the Exchange will be borne by The Dreyfus Corporation.

          The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

           Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the respective Fund’s Board of Trustees/Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board.

NOTE 3 — Capital Shares:

          The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Fund at October 31, 2006 by Class Z shares net asset value per share of the Acquiring Fund on October 31, 2006.

NOTE 4 — Pro Forma Operating Expenses:

          The accompanying pro forma statement of operations reflects changes in fund expenses as if the merger had taken place on November 1, 2005.

NOTE 5 — Federal Income Taxes:

          Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

          The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus Massachusetts Intermediate Municipal Bond Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to the Massachusetts Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. The Acquiring Fund has more assets than the Fund. In addition, the Acquiring Fund's Class Z shares have a lower total expense ratio and a better performance record than the Fund. The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has a substantially similar investment objective and investment management policies as the Fund.

           Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies. As a result of the review, management recommended that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization should enable Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           After careful review, the Fund's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund with a better performance record and a lower total expense ratio. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings.

           To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-645-6561.

Sincerely, J. David Officer President

December 28, 2006

TRANSFER OF THE ASSETS OF
DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
TO AND IN EXCHANGE FOR CLASS Z SHARES OF
THE MASSACHUSETTS SERIES OF
DREYFUS PREMIER STATE MUNICIPAL BOND FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of the Massachusetts Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about March 15, 2007 (the "Closing Date"), and will no longer be a shareholder of Dreyfus Massachusetts Intermediate Municipal Bond Fund (the "Fund"). You will receive Class Z shares of the Acquiring Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Fund's Board believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has more assets than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund's Class Z shares have a lower total expense ratio and a better performance record than the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes.   The Acquiring Fund and the Fund have substantially similar investment objectives and investment management policies. The Acquiring Fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk. The Fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. The Acquiring Fund invests at least 70% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, and may invest up to 30% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The Fund invests at least 80% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, and may invest up to 20% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of August 28, 2006, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 15.79 years and 8.62 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 5.29 years and 4.75 years, respectively. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different, notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios. Dreyfus is the investment adviser to the Fund and the Acquiring Fund and provides day-to-day management of each fund's investments. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution would be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes.   You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also will have the ability to continue to write redemption checks against your account through the Checkwriting privilege. You also may continue to purchase and sell shares of the Acquiring Fund online through www.dreyfus.com.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No.   Under its agreement with Dreyfus, the Acquiring Fund pays Dreyfus a management fee at the annual rate of 0.55% of the value of the Acquiring Fund's average daily net assets and the Fund pays Dreyfus a management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. In addition, the Acquiring Fund's Class Z shares have a lower total expense ratio than the Fund.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Dreyfus, and not the Fund or the Acquiring Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE BOARD OF TRUSTEES OF THE FUND RECOMMEND I VOTE?

The Fund's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has a substantially similar investment objective and investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a larger fund with a lower total expense ratio and a better performance record. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Fund's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus Massachusetts Intermediate Municipal Bond Fund (the "Fund") will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Thursday, March 1, 2007, at 12:30 p.m., for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the Massachusetts Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class Z shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on December 15, 2006 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Michael A. Rosenberg Secretary

New York, New York
December 28, 2006

                                                                                   WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

To and in Exchange for Class Z Shares of

THE MASSACHUSETTS SERIES OF
DREYFUS PREMIER STATE MUNICIPAL BOND FUND

_________________

PROSPECTUS/PROXY STATEMENT
December 28, 2006

_________________

Special Meeting of Shareholders
To Be Held on Thursday, March 1, 2007

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus Massachusetts Intermediate Municipal Bond Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Thursday, March 1, 2007, at 12:30 p.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 15, 2006 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to the Massachusetts Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"), in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund Class Z shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Class Z shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class Z shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated December 28, 2006, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have substantially similar investment objectives and investment management policies. The Fund and the Acquiring Fund each normally invest substantially all of their respective assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. The Acquiring Fund is a series of the Trust. A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's Prospectus dated September 1, 2006, Annual Report for its fiscal year ended April 30, 2006 (including its audited financial statements for the fiscal year) and Semi-Annual Report for the six-month period ended October 31, 2006 accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended March 31, 2006 and Semi-Annual Report for the six-month period ended September 30, 2006, please call 1-800-645-6561, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of October 31, 2006, there were 5,289,431 Fund shares issued and outstanding.

           Proxy materials will be mailed to shareholders of record on or about December 29, 2006.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization

Exhibit B: Description of the Trust's Board Members	5 12 13 15 15 17 17 17 A-1 B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction. The Fund's Board, including the Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund Class Z shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's Class Z shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

          The Fund's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund; however, the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards will be subject to limitations. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Acquiring Fund has a substantially similar investment objective and investment management policies as the Fund. The Fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. The Acquiring Fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes.

          The Acquiring Fund invests at least 70% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the Acquiring Fund may invest up to 30% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The Fund invests at least 80% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, and may invest up to 20% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus.

          The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of August 28, 2006, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 15.79 years and 8.62 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 5.29 years and 4.75 years, respectively. Duration is a measure of how sensitive a fund's portfolio may be to changes in interest rates — generally, the longer a fund's duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios.

           Although each fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some fund holdings may be subject to the federal alternative minimum tax. In addition, each fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax.

          For each fund, the portfolio manager may buy and sell municipal bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager for each fund focuses on municipal bonds with the potential to offer attractive current income, typically looking for municipal bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of each fund's assets may be allocated to "discount" bonds, which are municipal bonds that sell at a price below their face value, or to "premium" bonds, which are municipal bonds that sell at a price above their face value. The allocation to either discount municipal bonds or to premium municipal bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager also may look to select municipal bonds that are most likely to obtain attractive prices when sold.

          The Fund and the Acquiring Fund may, but are not required to, use derivatives, such as futures and options and, with respect to the Fund, swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Each of the Fund and the Acquiring Fund also may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the relevant fund agrees to buy or sell a security in the future at a price agreed upon today.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          For more information on either the Fund's or the Acquiring Fund's management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the Fund" and "Description of the Fund and Series" in the Statement of Additional Information of the Fund and the Acquiring Fund, respectively.

           Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

•	Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the relevant fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although each fund invests primarily in investment grade bonds, the Acquiring Fund may invest up to 30% and the Fund may invest up to 20% of their respective assets in high yield bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

•	State-specific risk. Each fund is subject to the risk that Massachusetts's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes each fund more sensitive to risks specific to the state and may magnify other risks.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain industries or market sectors, which may cause such fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although each fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

•	Leveraging risk. The use of leverage, such as lending portfolio securities, engaging in forward commitment transactions and investing in inverse floating rate securities, may cause taxable income and may magnify the fund's gains or losses.

•	Derivatives risk. Each fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), inverse floaters and, with respect to the Fund, swap agreements. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund or the Acquiring Fund will not correlate with the underlying instruments or such fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

•	Non-diversification risk. Each fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the Fund's and the Acquiring Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

           Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          See "Main Risks" in the relevant Prospectus and "Description of the Fund" and "Description of the Fund and Series" in the Statement of Additional Information of the Fund and the Acquiring Fund, respectively, for a more complete description of investment risks.

           Redemption Fee. Fund shares and Class Z shares of the Acquiring Fund are each subject to a 1.00% redemption fee on redemptions or exchanges of shares owned for less than 30 days.

           Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of July 31, 2006. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of July 31, 2006, as adjusted showing the effect of the Reorganization had it occurred on such date. Under its agreement with Dreyfus, the Acquiring Fund pays Dreyfus a management fee at the annual rate of 0.55% of the value of the Acquiring Fund's average daily net assets and the Fund pays Dreyfus a management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. In addition, Class Z shares of the Acquiring Fund have a lower total expense ratio than the Fund based on expenses of the funds as of July 31, 2006. With respect to the Fund, Dreyfus has voluntarily agreed to waive a portion of its management fee and/or reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.80% of the Fund's average daily net assets, which reduced the Fund's total expense ratio from 0.83% to 0.79% for the Fund's last fiscal year. This voluntary undertaking may be terminated at any time. Shares of the Fund and Class Z shares of the Acquiring Fund are not subject to any sales charges. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund	Acquiring Fund Class Z	Pro Forma After Reorganization Acquiring Fund Class Z
Management fees	.60%	.55%	.55%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.03%	.09%	.07%
Other expenses	.20%	.10%	.10%

Total	.83%	.74%	.72%

Expense example

	1 Year	3 Years	5 Years	10 Years
Fund shares	$85	$265	$460	$1,025
Acquiring Fund Class Z shares	$76	$237	$411	$918
Pro Forma-After Reorganization	$74	$230	$401	$894
Acquiring Fund Class Z shares

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

           Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Fund shows the changes in the performance of the Fund's shares from year to year and the bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class A shares from year to year. The table for the Fund compares the average annual total returns of the Fund to those of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged benchmark of total return performance for non-Massachusetts-specific municipal bonds with maturities ranging between 6 to 8 years. The table for the Acquiring Fund compares the average annual total returns of the Acquiring Fund's Class A and Class Z shares to those of the Lehman Brothers Municipal Bond Index, an unmanaged benchmark of total return performance for non-Massachusetts-specific municipal bonds. Sales loads applicable to Class A shares are not reflected in the Acquiring Fund's bar chart or table; if they were, the Acquiring Fund's Class A returns shown would have been lower. Since Class Z shares of the Acquiring Fund were first offered in October 2004, past performance information of the Acquiring Fund's Class A shares is provided to reflect the Acquiring Fund's long-term performance. There are no sales loads for Class Z shares of the Acquiring Fund. There will be no exchange of Class A shares of the Acquiring Fund in the Reorganization. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results. After the Reorganization, Class Z shares of the Acquiring Fund generally will not be available for new accounts.

           After-tax performance for the Acquiring Fund is shown only for Class A shares of the Acquiring Fund. After-tax performance of the Acquiring Fund's other share classes will vary. After-tax returns for both funds are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund — Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+4.24	+8.57	+5.81	-4.86	+12.11	+4.36	+9.42	+4.85	+4.81	+3.36

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q3 '02 Q2 '04	+5.81% -2.32%

The year-to-date total return of the Acquiring Fund's Class A shares as of 9/30/06 was +3.11%

Acquiring Fund Class A (without sales charges)
and Class Z Shares
Average annual tota returns as of 12/31/05

Share class/ Inception date	1 Year	5 Years	10 Years	Since Inception
Class A (5/28/87)
returns before taxes	3.36%	5.34%	5.18%	__
Class A
returns after taxes
on distributions	3.30%	5.29%	5.00%	__
Class A
returns after taxes
on distributions and
sale of fund shares	3.58%	5.18%	5.01%	__
Class Z (10/20/04)
returns before taxes	3.53%	__	__	3.33%
Lehman Brothers Municipal
Bond Index*
reflects no deduction for
fees, expenses or taxes	3.51%	5.59%	5.71%	3.35%**

*	Unlike the Acquiring Fund, the Index is not composed of bonds of a single state.
**	For comparative purposes, the value of the index on 10/31/04 is used as the beginning value on 10/20/04.

Fund Shares
Year-by-year total returns as of 12/31 each year (%)

+3.50	+7.52	+5.67	-1.49	+8.93	+4.26	+8.28	+3.77	+2.44	+1.54

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q3 '02 Q2 '04	+4.59% -2.32%

The year-to-date total return of the Fund's shares as of 9/30/06 was +2.79%.

Fund Shares
Average annual total returns as of 12/31/05

	1 Year	5 Years	10 Years
Fund
returns before taxes	1.54%	4.03%	4.39%
Fund
returns after taxes
on distributions	1.54%	4.03%	4.39%
Fund
returns after taxes
on distributions and
sale of fund shares	2.27%	4.00%	4.36%
Lehman Brothers 7-Year
Municipal Bond Index*
reflects no deduction for
fees, expenses or taxes	1.72%	5.13%	5.26%

*Unlike the Fund, the Index is not composed of bonds of a single state.

           Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $193 billion in approximately 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ("Mellon Financial"), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.3 trillion in assets under management, administration or custody, including $918 billion under management.

          On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and Mellon Financial's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

           Primary Portfolio Manager. James Welch has served as the primary portfolio manager of the Fund since November 2001 and of the Acquiring Fund since August 2006. Mr. Welch joined Dreyfus as a senior portfolio manager in the municipal securities group in October 2001.

           Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Fund and the Trust, each fund has different Board members. None of the Board members of the Fund or the Trust is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members"). For a description of the Trust's Board members, see Exhibit B.

           Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

           Capitalization.    The Fund has classified its shares into one class and the Acquiring Fund has classified its shares into four classes – Class A, Class B, Class C and Class Z. There will be no exchange of Class A, Class B or Class C shares of the Acquiring Fund. The following table sets forth as of October 31, 2006 (1) the capitalization of the Fund's shares, (2) the capitalization of the Acquiring Fund's Class Z shares and (3) the pro forma capitalization of the Acquiring Fund's Class Z shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund	Acquiring Fund Class Z	Pro Forma After Reorganization Acquiring Fund Class Z
Total net assets	$72,641,076	$136,174,382	$208,815,458
Net asset value per	$13.73	$11.77	$11.77
share
Shares outstanding	5,289,431	11,574,492	17,746,206

           The Acquiring Fund had approximately $196.9 million in total net assets (attributable to Class A, Class B, Class C and Class Z shares) as of October 31, 2006. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices.

           Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. After the Reorganization, Class Z shares of the Acquiring Fund will be offered to shareholders of the Fund who received Class Z shares in exchange for their Fund shares as a result of the Reorganization and continue to maintain Acquiring Fund accounts in Class Z and to current holders of Class Z shares of the Acquiring Fund. Otherwise, Class Z generally will be closed to new investors and for new accounts (except for certain wrap accounts or similar programs). See "Account Policies – Buying shares" in the Fund's Prospectus and "Shareholder Guide – Buying shares" in the Acquiring Fund's Prospectus and "Services for Fund Investors" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

           Shareholder Services Plan. Fund shares and Class Z shares of the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Fund and the Acquiring Fund each reimburse Dreyfus Service Corporation, their distributor, an amount not to exceed the annual rate of 0.25% of the value of the average daily net assets of the Fund and Class Z shares of the Acquiring Fund, respectively, for providing shareholder services. See "Shareholder Services Plan" in the Fund's Statement of Additional Information and "Distribution Plan and Shareholder Services Plans" in the Acquiring Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan.

           Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. See "Account Policies — Selling shares" in the Fund's Prospectus and "Shareholder Guide — Selling shares" in the Acquiring Fund's Prospectus and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

           Distributions. The dividends and distributions policies of the Fund and the Acquiring Fund are identical. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

           Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

REASONS FOR THE REORGANIZATION

           After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and management policies, management recommended that the Fund be consolidated with the Acquiring Fund. The Board members of the Fund and the Trust have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Fund's Board believes that the Reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund with a lower total expense ratio and a better performance record, without diluting such shareholders' interests. As of October 31, 2006, the Fund had net assets of approximately $72.6 million and the Acquiring Fund had net assets of approximately $196.9 million. By combining the Fund with the Acquiring Fund, which has larger aggregate net assets, Fund shareholders should benefit from more efficient portfolio management and Dreyfus would be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           The Board of the Trust considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

           In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization would be borne by Dreyfus, and not the Fund or the Acquiring Fund.

           For the reasons described above, the Boards of the Fund and the Trust, on behalf of the Acquiring Fund, including the Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on March 15, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class Z shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and Class Z shares of the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Shareholder Guide — Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

           On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

           As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class Z shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund Class Z shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated. After the Closing Date, any outstanding certificates representing Fund shares will represent Class Z shares of the Acquiring Fund distributed to the Fund's shareholders of record.

           The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Trust, on behalf of the Acquiring Fund.

           The total expenses of the Reorganization are expected to be approximately $28,348, which will be borne by Dreyfus. In addition to use of the mails, proxies may be solicited personally or by telephone, and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Fund's Board. The cost of any such outside solicitation firm, which would be borne by Dreyfus, is estimated to be approximately $7,500.

           If the Reorganization is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund.

           Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class Z shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class Z shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class Z shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class Z shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund Class Z shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class Z shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class Z shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

           As of the Fund's fiscal year ended March 31, 2006, the Fund has an unused capital loss carryforward of $111,022. There are limitations to the amount of the carryforward that can be utilized in any one year, and any amount that cannot be utilized in any one year can be carried over to a succeeding year subject to the same limitations in such year. Different amounts of the capital loss carryforward expire in different years. Consequently, as a result of the limitations on the use of capital loss carryforwards, if the Reorganization is consummated it is expected that some or all of the Fund's capital loss carryforward may expire unused.

Required Vote and Board's Recommendation

           The Fund's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE FUND'S BOARD, INCLUDING THE INDEPENDENT BOARD MEMBERS,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR"
APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

           Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-10238). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of its Registration Statement on Form N-1A (File No. 33-47346).

           The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

           In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

           If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

           In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 30% of the outstanding Fund shares entitled to vote at the Meeting.

           The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

           As of October 31, 2006, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Name and Address	Percentage of Outstanding Shares
	Before Reorganization	After Reorganization
National Financial Services Inc.
82 Devonshire Street	22.7%	22.7%
Boston, MA 02109-3605

Charles Schwab & Company Inc.
Reinvest Account	10.73%	10.73%
101 Montgomery Street
San Francisco, CA 94104-4151

Peter L. Rathjens & Hillary D.B.
Rathjens JT TEN 14 Tantamouse Trial Sudbury, MA 01776-1128	7.43%	7.43%

           As of October 31, 2006, the following shareholder was known by the Acquiring Fund to own of record or beneficially 5% or more of the outstanding Class Z voting shares of the Acquiring Fund:

Name and Address	Percentage of Outstanding Class Z Shares
	Before Reorganization	After Reorganization

Charles Schwab & Company Inc.
101 Montgomery Street
San Francisco, CA 94104-4151	7.92%	5.16%

           As of October 31, 2006, Board members and officers of the Fund and the Trust, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

           The audited financial statements of the Fund for the fiscal year ended March 31, 2006 and the audited financial statements of the Acquiring Fund for the fiscal year ended April 30, 2006 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

           The Fund's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

           IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of November 15, 2006 (the "Agreement"), between DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND (the "Fund"), a Massachusetts business trust, and DREYFUS PREMIER STATE MUNICIPAL BOND FUND (the "Trust"), a Massachusetts business trust, on behalf of the MASSACHUSETTS SERIES (the "Acquiring Fund").

           This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Class Z shares ("Acquiring Fund Shares") of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund is a registered, open-end management investment company and the Acquiring Fund is a series of the Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of beneficial interest;

           WHEREAS, the Fund's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

           WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

           NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

                      1.      THE REORGANIZATION.

                      1.1     Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

                      1.2     The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

                      1.3     Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, One Wall Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

                      1.4     The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

                      1.5     As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

                      1.6     Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

                      1.7     Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                      1.8     Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

                      2.     VALUATION.

                      2.1     The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust, as amended (the "Acquiring Fund's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                      2.2     The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                      2.3     The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

                      2.4     All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

                      3.      CLOSING AND CLOSING DATE.

                      3.1     The Closing Date shall be March 15, 2007, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

                      3.2     The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

                      3.3     If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                      3.4     The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Fund's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

                      4.      REPRESENTATIONS AND WARRANTIES.

                      4.1     The Fund represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

                                 (a)      The Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                                 (b)      The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                                (c)      The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                                (d)      The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund's Agreement and Declaration of Trust, as amended (the "Fund's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund is bound.

                                (e)       The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                                (f)      No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                                (g)       The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended March 31, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                                (h)       Since March 31, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

                                (i)      At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                                (j)      For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                                (k)       All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                                (l)      On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                                (m)      The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                                (n)      The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                                 4.2     The Trust, on behalf of the Acquiring Fund, represents and warrants to the Fund as follows:

                                (a)      The Acquiring Fund is a duly established series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                                 (b)      The Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                                 (c)      The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                                (d)       The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

                                (e)       No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                                (f)       The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended April 30, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                                (g)       Since April 30, 2006, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

                                (h)       At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                                (i)       For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                                (j)       All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                                (k)      The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                                (l)    The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                                (m)       No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                                (n)       The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE ACQUIRING FUND AND THE FUND.

                      5.1     The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

                      5.2     The Fund will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

                      5.3     Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                      5.4     As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Fund's President or its Vice President and Treasurer.

                      5.5     The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Trust on behalf of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

                      5.6     The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                      5.7     The Fund covenants that it is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

                      5.8     As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

                      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                      6.1     All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                      6.2     The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund's Treasurer.

                      6.3     The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Fund's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

                      7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

                      The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                      7.1     All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                      7.2     The Acquiring Fund shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

                      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

                      8.1     This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Fund's Declaration of Trust and the 1940 Act.

                      8.2     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                      8.3     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

                      8.4     The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                      8.5     The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

                      8.6     The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                                (a)       The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

                      In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

                      No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

                      9.      TERMINATION OF AGREEMENT; EXPENSES.

                      9.1     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund or of the Trust, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

                      9.2     If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Trust or the Fund, or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

                      9.3     Dreyfus shall bear the aggregate expenses of the transactions contemplated hereby to the extent those expenses are directly related to the Reorganization.

                      10.     WAIVER.

                      At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Fund or of the Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

                      11.     MISCELLANEOUS.

                      11.1     None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

                      11.2     This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

                      11.3     This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Trust, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

                      11.4     This Agreement may be amended only by a signed writing between the parties.

                      11.5     This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                      11.6     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                      11.7     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Fund or the Trust personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund's Declaration of Trust and the Acquiring Fund's Charter, respectively; copies of the Fund's Declaration of Trust and the Acquiring Fund's Charter are on file at the office of the Secretary of the Commonwealth of Massachusetts and at the principal offices of the Fund and the Trust, respectively. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

           IN WITNESS WHEREOF, the Fund and the Trust, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND By: Stephen E. Canter, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

DREYFUS PREMIER STATE MUNICIPAL BOND FUND on behalf of the MASSACHUSETTS SERIES By: Stephen E. Canter, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

Exhibit B

DESCRIPTION OF THE TRUST'S BOARD MEMBERS

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below.(1)

Name (Age) Position with Trust (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (63) Chairman of the Board (1995)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Century Business Services, Inc., a provider of
   outsourcing functions for small and medium size
   companies, Director
The Newark Group, a provider of a national market of
   paper recovery facilities, paperboard mills
   and paperboard converting plants, Director
Sunair Services Corporation, engaging in the design,
   manufacture and sale of high frequency systems for
   long-range voice and data communications, as well
   as providing certain outdoor-related services to
homes and businesses, Director

Clifford L. Alexander, Jr. (73) Board Member (1986)	President of Alexander & Associates, Inc., a management consulting firm (January 1981-present) Chairman of the Board of Moody's Corporation (October 2000-October 2003)	Mutual of America Life Insurance Company, Director

Peggy C. Davis (63) Board Member (1990)	Shad Professor of Law,
   New York University School of
   Law (1983-present)
Writer and teacher in the fields of
   evidence, constitutional theory,
   family law, social sciences and
   the law, legal process and
professional methodology and training	None

Ernest Kafka (74) Board Member (1986)	Physician engaged in private
   practice specializing in the
   psychoanalysis of adults and
   adolescents (1962-present)
Instructor, The New York
   Psychoanalytic Institute
   (1981-present)
Associate Clinical Professor of
   Psychiatry at Cornell Medical
School (1987-2002)	None

Nathan Leventhal (63) Board Member (1989)	A management consultant for various non-profit organizations (May 2004-present) Chairman of the Avery-Fisher Artist Program (November 1997- present)	Movado Group, Inc., Director

_____________________

(1)	None of the Board members are "interested persons" of the Trust, as defined in the 1940 Act.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

           The undersigned shareholder of Dreyfus Massachusetts Intermediate Municipal Bond Fund (the "Fund") hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on December 15, 2006, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 12:30 p.m., on Thursday, March 1, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE FUND'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

3.	TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.

4.	INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

5.	MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly
Using the Enclosed Envelope

______________________________
Signature(s) (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the Massachusetts Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund, in exchange for Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

               FOR                      AGAINST                     ABSTAIN
/_/ /_/ /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

December 28, 2006

Acquisition of the Assets of

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

By and in Exchange for Class Z Shares of

THE MASSACHUSETTS SERIES OF DREYFUS PREMIER STATE MUNICIPAL
BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

           This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December 28, 2006 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Massachusetts Intermediate Municipal Bond Fund (the "Fund") in exchange for Class Z shares of the Massachusetts Series (the "Acquiring Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated December 18, 2006.

2.	The Acquiring Fund's Annual Report for the fiscal year ended April 30, 2006.

3.	The Fund's Annual Report for the fiscal year ended March 31, 2006.

4.	The Fund's Semi-Annual Report for the six-month period ended September 30, 2006.

5.	Pro forma financials for the combined Fund and Acquiring Fund as of October 31, 2006.

           The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and the Fund's Annual Report and Semi-Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated December 28, 2006 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

           The Acquiring Fund's Statement of Additional Information dated December 18, 2006 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A, filed December 15, 2006 (File No. 33-10238). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated April 30, 2006, filed June 30, 2006.

           The Fund's Statement of Additional Information dated August 1, 2006 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A, filed July 27, 2006 (File No. 33-47346). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated March 31, 2006 and Semi-Annual Report dated September 30, 2006.

Pro Forma STATEMENT OF INVESTMENTS (Unaudited)

Dreyfus Premier State Municipal Bond Fund, Massachusetts Series

October 31, 2006

                                                                            Principal Amount ($)                                                                      Value ($)
                                                        ---------------------------------------------------------------------------

                                                        Dreyfus                                  Dreyfus
                                                        Premier                                  Premier       Dreyfus
                                                        State          Dreyfus                   State         Massachusetts
                                                        Municipal      Massachusetts             Muncipal      Intermediate
                                                        Bond Fund,     Intermediate    Proforma  Bond Fund,    Muncipal   Pro Forma
                                                        Massachusetts  Municipal Bond  Combined  Massachusetts Bond       Combined
                                                        Series         Fund            (*)       Series        Fund          (*)
Long-Term Municipal                  Coupon   Maturity
Investments--98.8%                    Rate     Date
                                       (%)
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts--83.8%
Bellingham
      (Insured; AMBAC)                 5.00     3/1/17     1,945,000                   1,945,000    2,066,290             2,066,290
Bellingham
      (Insured; AMBAC)                 5.00     3/1/18     2,040,000                   2,040,000    2,165,542             2,165,542
Bellingham
      (Insured; AMBAC)                 5.00     3/1/19     2,140,000                   2,140,000    2,271,696             2,271,696
Bellingham
      (Insured; AMBAC)                 5.00     3/1/20     2,245,000                   2,245,000    2,383,157             2,383,157
Boston                                 5.75     2/1/10     3,945,000 a   1,000,000 a   4,945,000    4,210,814  1,067,380  5,278,194
Boston Convention Center Act 1997,
      Special Obligation (Insured;
      AMBAC)                           5.00     5/1/16                   1,750,000     1,750,000               1,860,495  1,860,495
Boston Industrial Development
      Financing Authority, Revenue
      (Pilot Seafood Project) (LOC;
      Canadian Imperial Bank)          5.88     4/1/07                     950,000       950,000                 953,572    953,572
Boston Industrial Development
      Financing Authority, Sewage
      Facility Revenue (Harbor
      Electric Energy Co. Project)     7.38     5/15/15    1,805,000                   1,805,000    1,821,209             1,821,209
Boston Water and Sewer Commission,
      Revenue                          5.00     11/1/20                  2,000,000     2,000,000               2,152,080  2,152,080
Brookline                              5.25      4/1/20    3,860,000                   3,860,000    4,093,877             4,093,877
Fall River
      (Insured; MBIA)                  5.25                              1,000,000     1,000,000               1,019,440  1,019,440
Greater Lawrence Sanitation
      District (Insured; MBIA)         5.75     6/15/10    1,425,000 a                 1,425,000    1,543,517             1,543,517
Holliston
      (Insured; MBIA)                  5.25      4/1/20    1,655,000                   1,655,000    1,794,665             1,794,665
Holyoke Gas and Electric
      Department, Revenue (Insured;
      MBIA)                            5.38     12/1/15                  1,245,000     1,245,000    1,360,461             1,360,461
Hopkinton                              5.00      9/1/17    1,735,000                   1,735,000    1,847,723             1,847,723
Hopkinton                              5.00      9/1/18    1,735,000                   1,735,000    1,845,815             1,845,815
Hopkinton                              5.00      9/1/19    1,735,000                   1,735,000    1,845,814             1,845,814
Hopkinton                              5.00      9/1/20    1,735,000                   1,735,000    1,845,814             1,845,814
Marblehead                             5.00     8/15/23    1,835,000                   1,835,000    1,962,367             1,962,367
Marblehead                             5.00     8/15/24    1,925,000                   1,925,000    2,054,610             2,054,610
Massachusetts
      (Insured; AMBAC)                 6.00      8/1/10                  1,500,000     1,500,000               1,625,850  1,625,850
Massachusetts
      (Insured; FSA)                   5.25      9/1/23                  1,000,000     1,000,000               1,148,680  1,148,680
Massachusetts,
      Consolidated Loan                5.00      3/1/19                  1,640,000     1,640,000               1,765,165  1,765,165
Massachusetts,
      Consolidated Loan (Insured;
      FSA)                             5.13      3/1/12    3,000,000 a                 3,000,000    3,218,850             3,218,850
Massachusetts,
      Consolidated Loan (Insured;
      MBIA)                            5.38      8/1/12    1,000,000 a                 1,000,000    1,090,040             1,090,040
Massachusetts,
      Federal Highway                  5.50    12/15/09                  1,000,000     1,000,000               1,057,260  1,057,260
Massachusetts,
      Federal Highway, GAN             5.50     6/15/14                  1,000,000     1,000,000               1,046,560  1,046,560
Massachusetts Bay Transportation
      Authority, Assessment Revenue    5.25      7/1/10    5,255,000 a                 5,255,000    5,560,263             5,560,263
Massachusetts Bay Transportation
      Authority, Assessment Revenue    5.25      7/1/14                  1,000,000 a   1,000,000               1,105,760  1,105,760
Massachusetts Bay Transportation
      Authority, Assessment Revenue    5.00      7/1/21    2,400,000                   2,400,000    2,580,552             2,580,552
Massachusetts Bay Transportation
      Authority, Assessment Revenue    5.25      7/1/30    1,495,000                   1,495,000    1,570,557             1,570,557
Massachusetts Bay Transportation
      Authority (General
      Transportation Systems)          6.20      3/1/16    2,055,000                   2,055,000    2,383,451             2,383,451
Massachusetts Bay Transportation
      Authority (General
      Transportation Systems)          7.00      3/1/21    1,000,000                   1,000,000    1,257,880             1,257,880
Massachusetts Bay Transportation
      Authority, General
      Transportation System
      (Insured; MBIA)                  5.50      3/1/12                  1,000,000     1,000,000               1,092,010  1,092,010
Massachusetts Bay Transportation
      Authority, Sales Tax Revenue     5.00      7/1/12   1,000,000 a                  1,000,000    1,071,930             1,071,930
Massachusetts Bay Transportation
      Authority, Senior Sales Tax
      Revenue                          5.00      7/1/21                  1,000,000     1,000,000               1,111,860  1,111,860
Massachusetts Bay Transportation
      Authority, Senior Sales Tax
      Revenue  (Insured; MBIA)         5.50      7/1/27   3,000,000                    3,000,000    3,593,130             3,593,130
Massachusetts College Building
      Authority, Project Revenue
      (Insured; AMBAC)                 5.00      5/1/24                  1,000,000     1,000,000               1,073,080  1,073,080
Massachusetts College Building
      Authority, Project Revenue
      (Insured; MBIA)                  5.00      5/1/23   1,190,000                    1,190,000    1,263,685             1,263,685
Massachusetts College Building
      Authority, Project Revenue
      (Insured; MBIA)                  0.00      5/1/26   5,385,000                    5,385,000    2,358,038             2,358,038
Massachusetts Development Finance
      Agency, Revenue (Assumption
      College Issue) (Insured;
      Radian)                          6.00      3/1/30   1,905,000                    1,905,000    2,047,399             2,047,399
Massachusetts Development Finance
      Agency, Revenue (Curry College
      Issue) (Insured; ACA)            5.00      3/1/36   1,000,000                    1,000,000    1,035,770             1,035,770
Massachusetts Development Finance
      Agency, Revenue (Landmark
      School Issue) (Insured; Radian)  5.25      6/1/29   1,100,000                    1,100,000    1,126,202             1,126,202
Massachusetts Development Finance
      Agency, Revenue (Massachusetts
      College of Pharmacy and Allied
      Health Sciences Issue)           6.75      1/1/10   2,000,000 a                  2,000,000    2,207,540             2,207,540
Massachusetts Development Finance
      Agency, Revenue (Massachusetts
      College of Pharmacy and Allied
      Health Sciences Issue)           6.38      7/1/23  1,000,000                     1,000,000    1,129,730             1,129,730
Massachusetts Development Finance
      Agency, Revenue (Mount Holyoke
      College Issue)                   5.25      7/1/31  5,000,000                     5,000,000    5,285,200             5,285,200
Massachusetts Development Finance
      Agency, Revenue (Neville
      Communities Home, Inc.
      Project) (Collateralized; GNMA)  5.75     6/20/22    600,000                       600,000      674,292               674,292
Massachusetts Development Finance
      Agency, Revenue (Neville
      Communities Home, Inc.
      Project) (Collateralized; GNMA)  6.00     6/20/44  1,500,000                     1,500,000     1,683,855            1,683,855
Massachusetts Development Finance
      Agency, RRR (Ogden Haverhill
      Project)                         5.50     12/1/19  1,200,000                     1,200,000     1,247,364            1,247,364
Massachusetts Development
      Finance Agency, RRR (Semass
      Systems) (Insured; MBIA)         5.63      1/1/14                  2,000,000     2,000,000               2,186,120  2,186,120
Massachusetts Development Finance
      Agency, SWDR (Dominion Energy
      Brayton Point Issue)             5.00      2/1/36  2,000,000                     2,000,000     2,066,120            2,066,120
Massachusetts Educational
      Financing Authority, Education
      Loan Revenue (Insured; AMBAC)    5.70      7/1/11                    565,000       565,000                 569,723    569,723
Massachusetts Educational
      Financing Authority, Education
      Loan Revenue (Insured; AMBAC)    5.00      1/1/13                  1,440,000     1,440,000               1,449,101  1,449,101
Massachusetts Educational
      Financing Authority, Education
      Loan Revenue (Insured; AMBAC)    5.85      7/1/14    400,000                       400,000       403,640              403,640
Massachusetts Educational
      Financing Authority, Education
      Loan Revenue (Insured; MBIA)     5.13     12/1/14                    585,000       585,000                 585,801    585,801
Massachusetts Health and
      Educational Facilities
      Authority, Healthcare System
      Revenue (Covenant Health
      Systems Obligated Group Issue)   6.00      7/1/22  5,100,000                     5,100,000     5,550,789            5,550,789
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Community
      College Program) (Insured;
      AMBAC)                           5.25     10/1/26  2,845,000                     2,845,000     2,993,708            2,993,708
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Hallmark
      Health System) (Insured; FSA)    5.25      7/1/10                  2,055,000     2,055,000               2,124,582  2,124,582
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Harvard
      University Issue)                6.00      7/1/10  2,500,000 a                   2,500,000     2,730,225            2,730,225
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Harvard
      University Issue)                6.25      4/1/20                  1,050,000     1,050,000               1,312,721  1,312,721
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Harvard
      University Issue)                5.00     7/15/22  2,945,000                     2,945,000     3,118,372            3,118,372
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Harvard
      University Issue)                5.13     7/15/37  2,000,000                     2,000,000     2,115,740            2,115,740
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Healthcare
      System-Covenant Health)          6.50      7/1/17                  1,485,000     1,485,000               1,658,790  1,658,790
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Medical
      Academic and Scientific
      Community Organization Issue)    6.63      1/1/15  2,500,000                     2,500,000     2,509,950            2,509,950
Massachusetts Health and
      Educational Facilities
      Authority, Revenue
      (Milford-Whitinsville Regional
      Hospital Issue)                  6.50     7/15/23  2,250,000                     2,250,000     2,463,548            2,463,548
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (New
      England Medical Center
      Hospitals Issue) (Insured;
      FGIC)                            5.38     5/15/17  1,950,000                     1,950,000     2,102,588            2,102,588
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Partners
      Healthcare System)               6.00     7/1/16   1,520,000                     1,520,000     1,673,398            1,673,398
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Partners
      Healthcare System)               6.00     7/1/17   1,145,000                     1,145,000     1,261,069            1,261,069
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Partners
      Healthcare System)               5.00     7/1/20   1,200,000                     1,200,000     1,268,472            1,268,472
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Partners
      Healthcare System)               5.00     7/1/21                   1,000,000     1,000,000               1,068,420  1,068,420
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Partners
      Healthcare System)               5.75     7/1/32   1,350,000                     1,350,000     1,468,922            1,468,922
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Partners
      Healthcare System) (Insured;
      MBIA)                            5.13     7/1/11                   1,000,000     1,000,000               1,018,410  1,018,410
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Schepens
      Eye Research) (Insured; ACA)     6.50     7/1/28   2,100,000                     2,100,000     2,272,431            2,272,431
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Simmons
      College Issue) (Insured; FGIC)   5.00     10/1/23  1,000,000                     1,000,000     1,064,840            1,064,840
Massachusetts Health and
      Educational Facilities
      Authority, Revenue
      (Springfield College Issue)
      (Insured; Radian)                5.13     10/15/23 1,100,000                     1,100,000     1,163,228            1,163,228
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Tufts
      University Issue)                5.50     8/15/17  1,700,000                     1,700,000     1,959,114            1,959,114
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Tufts
      University Issue)                5.50    8/15/18   1,625,000                     1,625,000     1,882,920            1,882,920
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Tufts
      University Issue)                5.25    2/15/30   2,000,000                     2,000,000     2,093,900            2,093,900
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (UMass
      Memorial Issue)                  5.25   7/1/25     1,895,000                     1,895,000     1,997,330            1,997,330
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (UMass
      Memorial Issue)                  5.00   7/1/33     1,070,000                     1,070,000     1,092,952            1,092,952
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (University
      of Massachusetts-Worcester
      Campus) (Insured; FGIC)          5.25  10/1/14                     1,000,000     1,000,000               1,070,780  1,070,780
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Harvard
      Pilgrim Health) (Insured; FSA)   5.25   7/1/11                     1,675,000     1,675,000               1,723,742  1,723,742
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Wheaton
      College Issue)                   5.00   7/1/19     1,165,000                     1,165,000     1,240,410            1,240,410
Massachusetts Housing Finance
      Agency, Housing                  5.00  12/1/24     1,620,000                     1,620,000     1,642,891            1,642,891
Massachusetts Housing Finance
      Agency, Housing                  5.00  12/1/26     1,250,000                     1,250,000     1,277,238            1,277,238
Massachusetts Housing Finance
      Agency, Housing                  5.00  12/1/28     1,000,000                     1,000,000     1,021,300            1,021,300
Massachusetts Housing Finance
      Agency, Housing                  5.25  12/1/33     2,000,000                     2,000,000     2,071,320            2,071,320
Massachusetts Housing Finance
      Agency, Housing                  5.10   6/1/37     3,000,000                     3,000,000     3,093,030            3,093,030
Massachusetts Housing Finance
      Agency, Housing                  5.10  12/1/37     2,180,000                     2,180,000     2,244,811            2,244,811
Massachusetts Housing Finance
      Agency, Housing Development
      (Insured; MBIA)                  5.40   6/1/20       345,000                       345,000       352,614              352,614
Massachusetts Housing Finance
      Agency, Housing Revenue          5.00   6/1/30     2,000,000                     2,000,000     2,065,520            2,065,520
Massachusetts Industrial Finance
      Agency, RRR (Ogden Haverhill
      Project)                         5.60  12/1/19     2,000,000                     2,000,000     2,066,980            2,066,980
Massachusetts Industrial Finance
      Agency, Water Treatment
      Revenue
      (Massachusetts-American
      Hingham Project)                 6.95  12/1/35     2,790,000                     2,790,000     2,803,838            2,803,838
Massachusetts Municipal Wholesale
      Electric Co., Power Supply
      System Revenue (Nuclear
      Project Number 4) (Insured;
      MBIA)                            5.25   7/1/14                     2,000,000     2,000,000               2,164,460  2,164,460
Massachusetts Municipal Wholesale
      Electric Co., Power Supply
      System Revenue (Project Number
      6) (Insured; MBIA)               5.25   7/1/12                     1,810,000     1,810,000               1,954,547  1,954,547
Massachusetts Water Pollution
      Abatement Trust (Pool Program)   5.63   2/1/07     4,870,000 a                   4,870,000     4,943,342            4,943,342
Massachusetts Water Pollution
      Abatement Trust (Pool Program)   5.38   8/1/09     1,710,000 a                   1,710,000     1,808,120            1,808,120
Massachusetts Water Pollution
      Abatement Trust (Pool Program)   5.00   8/1/21     1,000,000                     1,000,000     1,078,130            1,078,130
Massachusetts Water Pollution
      Abatement Trust (Pool Program)   5.38   8/1/27     3,065,000                     3,065,000     3,222,296            3,222,296
Massachusetts Water Pollution
      Abatement Trust, Water
      Pollution Abatement Revenue
      (Massachusetts Water Resources
      Authority Program)               6.00   8/1/14                     1,015,000     1,015,000               1,085,634  1,085,634
Massachusetts Water Resources
      Authority (Insured; MBIA)        5.20   8/1/11     1,000,000 a                   1,000,000     1,080,170            1,080,170
Massachusetts Water Resources
      Authority (Insured; MBIA)        5.25   8/1/26     2,000,000                     2,000,000     2,215,660            2,215,660
Massachusetts Water Resources
      Authority, General Revenue
      (Insured; AMBAC)                 5.00   8/1/21                     1,300,000     1,300,000               1,425,333  1,425,333
Massachusetts Water Resources
      Authority, General Revenue
      (Insured; MBIA)                  5.25   8/1/21                     1,500,000     1,500,000               1,677,045  1,677,045
Massachusetts Water Resources
      Authority, Subordinated
      General Revenue (Insured; MBIA)  5.50   8/1/11                     2,000,000     2,000,000               2,169,440  2,169,440
Medford
      (Insured; AMBAC)                 5.00  3/15/19     1,155,000                     1,155,000     1,226,575            1,226,575
Narragansett Regional School
      District, GO (Insured; AMBAC)    6.50   6/1/16     1,205,000                     1,205,000     1,332,489            1,332,489
New England Educational Loan
      Marketing Corp., Student Loan
      Revenue                          6.90  11/1/09     1,000,000       2,000,000     3,000,000     1,055,690 2,111,380  3,167,070
Pittsfield
      (Insured; MBIA)                  5.13  4/15/22     1,500,000                     1,500,000     1,610,055            1,610,055
Plymouth County,
      COP (Correctional Facility
      Project) (Insured; AMBAC)        5.13   4/1/13                     2,000,000     2,000,000               2,103,280  2,103,280
Route 3 North Transportation
      Improvement Association, LR
      (Insured; MBIA)                  5.75  6/15/10     1,000,000 a                   1,000,000     1,074,360            1,074,360
Route 3 North Transportation
      Improvement Association, LR
      (Insured; MBIA)                  5.75  6/15/15                     1,500,000     1,500,000               1,604,325  1,604,325
Sandwich
      (Insured; MBIA)                  5.00  7/15/19                     1,000,000     1,000,000               1,096,950  1,096,950
Springfield,
      Municipal Purpose Loan
      (Insured; FGIC)                  5.00   8/1/18                     1,000,000     1,000,000               1,066,080  1,066,080
Triton Regional School District
      (Insured; FGIC)                  5.00   4/1/16                     1,420,000     1,420,000               1,509,006  1,509,006
Triton Regional School District
      (Insured; FGIC)                  5.25   4/1/19     1,420,000                     1,420,000     1,524,256            1,524,256
Triton Regional School District
      (Insured; FGIC)                  5.25   4/1/20     1,420,000                     1,420,000     1,524,256            1,524,256
Westfield
      (Insured; FGIC)                  6.50   5/1/10     1,750,000 a                   1,750,000     1,933,505            1,933,505
Woods Hole, Martha's Vineyard and
      Nantucket Steamship Authority    5.00   3/1/19     1,070,000                     1,070,000     1,155,611            1,155,611
U.S. Related--15.0%
Children's Trust Fund of Puerto
      Rico, Tobacco Settlement
      Asset-Backed Bonds               5.75   7/1/10                       2000000 a   2,000,000               2,153,840  2,153,840
Children's Trust Fund of Puerto
      Rico, Tobacco Settlement
      Asset-Backed Bonds               5.75   7/1/10                       2000000 a   2,000,000               2,153,840  2,153,840
Children's Trust Fund of Puerto
      Rico, Tobacco Settlement
      Asset-Backed Bonds               5.38  5/15/33     2,065,000                     2,065,000     2,169,716            2,169,716
Children's Trust Fund of Puerto
      Rico, Tobacco Settlement
      Asset-Backed Bonds               5.50  5/15/39     1,245,000                     1,245,000     1,305,719            1,305,719
Children's Trust Fund of Puerto
      Rico, Tobacco Settlement
      Asset-Backed Bonds               0.00  5/15/50     5,000,000                     5,000,000       342,850              342,850
Guam Economic Development
      Authority, Tobacco Settlement
      Asset-Backed Bonds             0/5.00  5/15/09                       860,000 b     860,000                 827,845    827,845
Guam Economic Development
      Authority, Tobacco Settlement
      Asset-Backed Bonds             0/5.40  5/15/15                       350,000 b     350,000                 342,153    342,153
Guam Government,
      LOR (Infrastructure
      Improvement) (Insured; AMBAC)    5.00  11/1/12                     1,000,000     1,000,000               1,032,730  1,032,730
Puerto Rico Commonwealth,
      Public Improvement               5.25   7/1/25                     1,500,000     1,500,000               1,625,850  1,625,850
Puerto Rico Commonwealth,
      Public Improvement               5.25   7/1/26                     2,000,000     2,000,000               2,162,840  2,162,840
Puerto Rico Commonwealth,
      Public Improvement               5.25   7/1/30     2,000,000                     2,000,000     2,167,800            2,167,800
Puerto Rico Commonwealth,
      Public Improvement (Insured;
      FSA)                             5.25   7/1/14                     1,000,000     1,000,000               1,109,990  1,109,990
Puerto Rico Commonwealth,
      Public Improvement (Insured;
      XLCA)                            5.25   7/1/17     1,460,000                     1,460,000     1,642,106            1,642,106
Puerto Rico Electric Power
      Authority, Power Revenue         5.13   7/1/29     1,700,000                     1,700,000     1,796,594            1,796,594
Puerto Rico Electric Power
      Authority, Power Revenue
      (Insured; FSA)                   5.13   7/1/26     1,000,000                     1,000,000     1,066,880            1,066,880
Puerto Rico Highway and
      Transportation Authority,
      Transportation Revenue
      (Insured; CIFG)                  5.75   7/1/19     1,000,000                     1,000,000     1,121,020            1,121,020
Puerto Rico Highway and
      Transportation Authority,
      Transportation Revenue
      (Insured; CIFG)                  5.75   7/1/20     2,000,000                     2,000,000     2,242,040            2,242,040
Puerto Rico Infrastructure
      Financing Authority, Special
      Tax Revenue                      5.00   7/1/17     1,750,000                     1,750,000     1,885,433            1,885,433
Puerto Rico Infrastructure
      Financing Authority, Special
      Tax Revenue                      5.00   7/1/18                     1,000,000     1,000,000               1,074,480  1,074,480
Puerto Rico Infrastructure
      Financing Authority, Special
      Tax Revenue                      5.00   7/1/31     2,000,000                     2,000,000     2,107,240            2,107,240
Puerto Rico Infrastructure
      Financing Authority, Special
      Tax Revenue (Insured; AMBAC)     0.00   7/1/35     4,665,000                     4,665,000     1,316,976            1,316,976
Puerto Rico Infrastructure
      Financing Authority, Special
      Tax Revenue (Insured; FGIC)      5.50   7/1/19                     1,000,000     1,000,000               1,162,480  1,162,480
Puerto Rico Public Buildings
      Authority, Guaranteed
      Government Facilities Revenue    5.75   7/1/22     1,900,000                     1,900,000     2,227,047            2,227,047
Puerto Rico Public Buildings
      Authority, Guaranteed
      Government Facilities Revenue
      (Insured; AMBAC)                 6.25   7/1/15     1,100,000                     1,100,000     1,306,745            1,306,745
Virgin Islands Public Finance
      Authority, Revenue, Virgin
      Islands Gross Receipts Taxes
      Loan Note                        5.63  10/1/10                       680,000       680,000                 701,304    701,304
Virgin Islands Public Finance
      Authority, Revenue, Virgin
      Islands Gross Receipts Taxes
      Loan Note (Insured; FSA)         5.25  10/1/21                     1,000,000     1,000,000               1,099,020  1,099,020
Virgin Islands Public Finance
      Authority, Revenue, Virgin
      Islands Matching Fund Loan
      Notes (Subordinated
      Lien/Capital Program)            5.88  10/1/18                       500,000       500,000                 522,455    522,455
Virgin Islands Water and Power
      Authority, Electric System
      Revenue (Insured; Radian)        5.13   7/1/11                     1,000,000     1,000,000               1,031,770  1,031,770
                                                                                                  ---------------------------------
Total Long-Term Municipal Investments
      (cost $180,137,887 and $68,674,331 respectively)                                            190,754,527 71,175,920 261,930,447

Short-Term Municipal
Investments--1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts;
Massachusetts,
      Consolidated Loan (Liquidity
      Facility; Dexia Credit Locale)   3.59  11/1/06     1,000,000 c                   1,000,000     1,000,000            1,000,000
Massachusetts,
      GO (Central Artery/Ted
      Williams Tunnel Infrastructure
      Loan Act of 2000) (Liquidity
      Facility; State Street Bank
      and Trust Co.)                   3.60  11/1/06     1,000,000 c                   1,000,000     1,000,000            1,000,000
Massachusetts Health and
      Educational Facilities
      Authority, Revenue (Capital
      Asset Program Issue) (LOC;
      Bank of America)                 3.64  11/1/06     1,200,000 c                   1,200,000     1,200,000            1,200,000
                                                                                                  ---------------------------------

Total Short-Term Municipal Investments
      (cost $3,200,000 and $0.00 respectively)                                                       3,200,000         0  3,200,000
                                                                                                  =================================

Total Investments-100.0% (cost $183,337,887and $68,674,331 respectively)                          193,954,527 71,175,920 265,130,447
                                                                                                  =================================
*	Management does not anticipate having to sell any securities as a result of the Exchange.
a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Securities payable on demand. Variable interest rate--subject to periodic change.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Summary of Abbreviations

ACA AGIC ARRN BIGI CGIC CIFG COP EDR FGIC FHLB FNMA GAN GNMA HR IDC LOC LR MFHR PCR RAC RAW SAAN SFHR SONYMA TAN TRAN	American Capital Access
Asset Guaranty Insurance Company
Adjustable Rate Receipt Notes
Bond Investors Guaranty Insurance
Capital Guaranty Insurance Company
CDC Ixis Financial Guaranty
Certificate of Participation
Economic Development Revenue
Financial Guaranty Insurance Company
Federal Home Loan Bank
Federal National Mortgage Association
Grant Anticipation Notes
Government National Mortgage Association
Hospital Revenue
Industrial Development Corporation
Letter of Credit
Lease Revenue
Multi-Family Housing Revenue
Pollution Control Revenue
Revenue Anticipation Certificates
Revenue Anticipation Warrants
State Aid Anticipation Notes
Single Family Housing Revenue
State of New York Mortgage Agency
Tax Anticipation Notes
Tax and Revenue Anticipation Notes	AGC AMBAC BAN BPA CIC CMAC CP EIR FHA FHLMC FSA GIC GO IDB IDR LOR MBIA MFMR PILOT RAN RRR SBPA SFMR SWDR TAW XLCA	ACE Guaranty Corporation
American Municipal Bond Assurance Corporation
Bond Anticipation Notes
Bond Purchase Agreement
Continental Insurance Company
Capital Market Assurance Corporation
Commercial Paper
Environmental Improvement Revenue
Federal Housing Administration
Federal Home Loan Mortgage Corporation
Financial Security Assurance
Guaranteed Investment Contract
General Obligation
Industrial Development Board
Industrial Development Revenue
Limited Obligation Revenue
Municipal Bond Investors Assurance Insurance Corporation
Multi-Family Mortgage Revenue
Payment in Lieu of Taxes
Revenue Anticipation Notes
Resources Recovery Revenue
Standby Bond Purchase Agreement
Single Family Mortgage Revenue
Solid Waste Disposal Revenue
Tax Anticipation Warrants
XL Capital Assurance

                                                                           Dreyfus Premier          Dreyfus
                                                                           State Municipal      Massachusetts
                                                                             Bond Fund,         Intermediate
                                                                           Massachusetts       Municipal Bond
                                                                              Series               Fund
                                                                    -------------------------------------------
Summary of Combined Ratings (Unaudited)                                                    Value (%)+
Fitch                             Moody's     Standard & Poor's
---------------------------------------------------------------------------------------------------------------------------------
AAA                  Aaa                       AAA                          47.7                        70.3
AA                   Aa                        AA                           28.7                        14.2
A                    A                         A                            10.1                         5.3
BBB                  Baa                       BBB                          11.8                         9.5
F1                   MIG1/P1                   SP1/A1                       1.7
Not Rated d          Not Rated d               Not Rated d                                               0.7
                                                                     -----------------------------------------------------------
                                                                           100.0                       100.0

+  Based on total investments.
d      Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

Pro Forma Statement of Assets and Liabilities

October 31, 2006 (Unaudited)

                                                                                                                 Dreyfus Premier
                                                                                                                 State Municipal
                                                                                                                    Bond Fund,
                                           Dreyfus Premier             Dreyfus                                Massachusetts Series
                                           State Municipal           Massachusetts                                  Pro Forma
                                             Bond Fund,               Intermediate                                  Combined
                                        Massachusetts Series       Municipal Bond Fund            Adjustments        (Note 1)
                                    ---------------------------   ----------------------     -----------------  ------------------

ASSETS:     Investments in securities,
   at value - See Statement
     of Investments *                      $    193,954,527        $  71,175,920                                  $ 265,130,447
   Cash                                             432,715                                           (68,865)          363,850
   Interest receivable                            2,766,302            1,038,864                                      3,805,166
   Receivable for investment
     securities sold                                      -            1,633,478                                      1,633,478
   Receivable for shares of
    Beneficial Interest subscribed                    4,639                  500                                          5,139
    Prepaid expenses                                 17,632                5,942                                         23,574
                                             -----------------    ---------------                 -------------  ----------------

      Total Assets                              197,175,815           73,854,704                      (68,865)      270,961,654
                                             -----------------    ---------------                 -------------  ----------------

LIABILITIES:
  Due to The Dreyfus Corporation
    and affiliates                                  120,599               34,705                                        155,304
  Cash overdraft due to Custodian                         -               68,865                      (68,865)               -
  Payable for investment
   securities purchased                                   -            1,069,302                                      1,069,302
  Payable for shares of
   Beneficial Interest redeemed                      72,895                   -                             -            72,895
  Accrued expenses                                   45,050               40,755                                         85,805
                                             -----------------    ---------------                 -------------  ----------------

    Total Liabilities                               238,544            1,213,627                      (68,865)        1,383,306
                                             -----------------    ---------------                 -------------  ----------------

NET ASSETS                                 $    196,937,271       $   72,641,077                            -    $  269,578,348
                                             =================    ===============                 ============== ================

COMPOSITION OF
NET ASSETS:
  Paid-in capital                          $    185,792,473       $   70,438,120                                 $  256,230,593
  Accumulated net realized gain
   (loss) on investments                            528,158             (298,632)                                       229,526

  Accumulated net unrealized
   appreciation (depreciation)
   on investments                                10,616,640            2,501,589                                     13,118,229
                                             -----------------    ---------------                 -------------  ----------------

NET ASSETS                                    $ 196,937,271       $   72,641,077                                 $  269,578,348
                                             =================    ===============                 =============  ================

Class A Shares
(unlimited number of $.001
 par value shares authorized)
Net Assets                                    $  52,171,598       $            -                                     52,171,598
Shares outstanding                                4,434,088                    -                                      4,434,088
Net asset value, and redemption
price per share                               $       11.77       $            -                                   $      11.77
                                             =================    ===============                                ==============

 Maximum offering price per share
   (net asset value
  plus maximum sales charge)                  $       12.32       $            -                                    $     12.32
                                             =================    ===============                                ==============

Class B Shares
  (unlimited number of
   $.001 par value shares authorized)
Net Assets                                    $   4,582,361       $            -                                      4,582,361
Shares outstanding                                  389,871                    -                                        389,871
Net asset value, offering price and
 redemption
 price per share                              $       11.75                    -                                    $     11.75
                                             =================    ===============                                ==============
Class C Shares
(unlimited number of $.001
par value shares authorized)
Net Assets                                    $   4,008,929        $           -                                      4,008,929
Shares outstanding                                  340,459                    -                                        340,459
Net asset value, offering price and
 redemption
 price per share                              $       11.78        $           -                                    $     11.78
                                             =================    ===============                                ==============

Class Z Shares
(unlimited number of $.001
par value shares authorized)
Net Assets                                   $  136,174,382       $   72,641,076                                    208,815,458
Shares outstanding                               11,574,492            5,289,431                      882,283        17,746,206
Net asset value, offering price and
 redemption
price per share                              $        11.77       $        13.73                                   $      11.77
                                             =================    ===============                                ==============

* Investments in securities, at cost         $  183,337,887       $   68,674,331                                   $252,012,218
                                                                                                                 ==============

See notes to pro forma financial statements.

Pro Forma Statement of Operations

For the Twelve Months Ended October 31, 2006 (Unaudited)

                                                                                                                 Dreyfus Premier
                                                                                                                 State Municipal
                                                                                                                   Bond Fund,
                                        Dreyfus Premier             Dreyfus                                  Massachusetts Series
                                        State Municipal         Massachusetts                                     Pro Forma
                                          Bond Fund,              Intermediate                                     Combined
                                    Massachusetts Series       Municipal Bond Fund            Adjustments          (Note 1)
                                ---------------------------   ----------------------  ----------------------  --------------------

INVESTMENT INCOME:

Interest Income                         $      9,713,027        $ 3,528,417                                   $ 13,241,444

Expenses:
      Management fee                    $      1,088,508        $   464,327             $     (38,694) (a)    $  1,514,141
      Shareholder servicing costs                357,366             70,903                        --              428,269
      Distribution fees                           57,912                 --                        --               57,912
      Professional fees                           29,079             46,809                   (44,000) (a)          31,888
      Prospectus and shareholders' reports         8,661              6,480                    (3,000) (a)          12,141
      Custodian fees                              24,687             10,469                    (4,000) (a)          31,156
      Trustees' fees and expenses                  1,963             10,858                    (9,800) (a)           3,021
      Registration fees                           33,333             11,676                    (9,600) (a)          35,409
      Loan commitment fees                         1,247                502                                          1,749
      Miscellaneous                               28,913             18,482                    (6,500) (a)          40,895
                                        -----------------       --------------          ---------------         ------------
        Total Expenses                         1,631,669            640,506                  (115,594)           2,156,581
                                        -----------------       --------------          ---------------         ------------

      Less- reduction in management
       fee due to undertaking                     (2,765)           (24,747)                   27,512  (b)              (0)

       Less-reduction in custody fees
        due to earnings credits                   (4,930)            (3,522)                                        (8,452)
                                        -----------------       --------------          ---------------         ------------

          Net Expenses                         1,623,974            612,237                   (88,082)            2,148,129
                                        -----------------       --------------          ---------------         ------------

NET INVESTMENT INCOME                          8,089,053          2,916,180                    88,082            11,093,315
                                        -----------------       --------------          ---------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

    Net realized gain (loss) on
      investments                         $      529,371       $   (187,611)                                    $  341,760
    Net unrealized appreciation
    (depreciation) on investments              1,452,619            401,488                                      1,854,107
                                        -----------------       --------------          ---------------         ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                         1,981,990            213,877                                      2,195,867
                                        -----------------       --------------          ---------------         ------------

NET INCREASE  (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS         $   10,071,043        $ 3,130,057            $      88,082          $ 13,289,182
                                        =================       ==============         ================         ============

(a)  Reflects the anticipated savings as a result of the Merger.
(b)  Reflects reduction of expense undertaken.

See notes to pro forma financial statements.

Dreyfus Premier State Municipal Bond Fund, Massachusetts Series

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

          At special meetings of the Board held on November 8, 2006 and November 15, 2006, the Board of Trustees/Directors of Dreyfus Massachusetts Intermediate Municipal Bond Fund and Dreyfus Premier State Municipal Bond Fund, each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the shareholders of Dreyfus Massachusetts Intermediate Municipal Bond Fund (the “Fund”), the Fund will transfer all of its assets, subject to its liabilities, to Dreyfus Premier State Municipal Bond Fund, Massachusetts Series (the “Acquiring Fund”), a series of Dreyfus Premier State Municipal Bond Fund. Fund shares will be exchanged for a number of shares of the Acquiring Fund equal in value to the assets less liabilities of the Fund (the “Exchange”). Shares of the Acquiring Fund then will be distributed to the Fund shareholders on a pro rata basis in liquidation of the Fund. Prior to the Exchange the Acquiring Fund will create Class Z shares. Fund shareholders will receive Acquiring Fund Class Z shares in the Exchange.

          The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Fund at October 31, 2006. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended October 31, 2006. These statements have been derived from the Fund’s and the Acquiring Fund’s respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year ends are April 30 for the Acquiring Fund and March 31 for the Fund.

          The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Fund and the Acquiring Fund included or incorporated by reference in the respective Statements of Additional Information. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2006. The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the proposed merger, the Acquiring Fund will be the accounting survivor.

          All costs with respect to the Exchange will be borne by The Dreyfus Corporation.

          The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

           Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the respective Fund’s Board of Trustees/Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board.

NOTE 3 — Capital Shares:

          The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Fund at October 31, 2006 by Class Z shares net asset value per share of the Acquiring Fund on October 31, 2006.

NOTE 4 — Pro Forma Operating Expenses:

          The accompanying pro forma statement of operations reflects changes in fund expenses as if the merger had taken place on November 1, 2005.

NOTE 5 — Federal Income Taxes:

          Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

          The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.